                                                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT

                        FINANCIAL STATEMENTS (UNAUDITED)
                                   INCLUDING
                            STATEMENT OF INVESTMENTS
                                 JUNE 30, 1998

       As required by the Investment Company Act of 1940, TIAA Separate Account VA-1 provides its contractowners with this semi-annual report of its financial condition and portfolio holdings. An annual report for TIAA Separate Account VA-1 is also provided each year toward the end of February.

                                                                     [TIAA LOGO]

                           TIAA SEPARATE ACCOUNT VA-1

                              STOCK INDEX ACCOUNT
                    INDEX TO UNAUDITED FINANCIAL STATEMENTS
                                 JUNE 30, 1998

--------------------------------------------------------------------------------

                                                                  PAGE
                                                                  ----
Statement of Assets and Liabilities.........................         2
Statement of Operations.....................................         3
Statements of Changes in Net Assets.........................         4
Notes to Financial Statements...............................         5
Statement of Investments....................................         7

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 JUNE 30, 1998
          (amounts in thousands, except per accumulation unit amount)

ASSETS
  Investments, at cost......................................       $469,561
  Net unrealized appreciation of investments................        224,006
                                                                   --------
  Investments, at value.....................................        693,567
  Cash......................................................             61
  Dividends and interest receivable.........................            710
  Amounts due from General Account..........................          6,798
  Receivable from securities transactions...................              2
                                                                   --------
                                                TOTAL ASSETS        701,138
                                                                   --------
LIABILITIES
  Payable for securities transactions.......................          1,931
                                                                   --------
                                           TOTAL LIABILITIES          1,931
                                                                   --------

NET ASSETS--Accumulation Fund...............................       $699,207
                                                                   ========

NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6.....         11,081
                                                                     ======

NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5..............         $63.10
                                                                     ======

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENT OF OPERATIONS (UNAUDITED)
                         SIX MONTHS ENDED JUNE 30, 1998
                             (amounts in thousands)

INVESTMENT INCOME
  Income:
     Dividends..............................................         $ 4,530
     Interest...............................................              67
                                                                     -------
                                                TOTAL INCOME           4,597
                                                                     -------
  Expenses--Note 3:
     Investment advisory charges............................             931
     Administrative expenses................................             620
     Mortality and expense risk charges.....................             310
                                                                     -------
                                      EXPENSES BEFORE WAIVER           1,861

     Investment advisory charges waived--Note 3.............            (713)
                                                                     -------
                                                NET EXPENSES           1,148
                                                                     -------
                                      INVESTMENT INCOME--NET           3,449
                                                                     -------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS--Note 4
     Net realized gain on investments.......................           1,654
     Net change in unrealized appreciation on investments...          79,135
                                                                     -------
             NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS          80,789
                                                                     -------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $84,238
                                                                     =======

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (amounts in thousands)

                                                                       SIX MONTHS
                                                                          ENDED             YEAR ENDED
                                                                        JUNE 30,           DECEMBER 31,
                                                                          1998                 1997
                                                                       -----------         ------------
                                                                       (UNAUDITED)
FROM OPERATIONS
  Investment income--net...................................             $  3,449             $  5,695
  Net realized gain on investments.........................                1,654                7,108
  Net change in unrealized appreciation on investments.....               79,135               96,189
                                                                        --------             --------
                                 NET INCREASE IN NET ASSETS
                                  RESULTING FROM OPERATIONS               84,238              108,992
                                                                        --------             --------
FROM CONTRACTOWNER TRANSACTIONS
  Premiums.................................................               76,341              154,463
  Net contractowner transfers from fixed account...........                5,882                9,216
  Withdrawals..............................................               (8,409)             (10,917)
  Death benefits...........................................               (2,576)              (1,068)
                                                                        --------             --------
                       NET INCREASE IN NET ASSETS RESULTING
                            FROM CONTRACTOWNER TRANSACTIONS               71,238              151,694
                                                                        --------             --------
                                 NET INCREASE IN NET ASSETS              155,476              260,686
NET ASSETS
  Beginning of year........................................              543,731              283,045
                                                                        --------             --------
  End of period............................................             $699,207             $543,731
                                                                        ========             ========

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Account, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FEDERAL INCOME TAXES: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

NOTE 4--INVESTMENTS

At June 30, 1998, the net unrealized appreciation on investments was $224,005,887, consisting of gross unrealized appreciation of $238,619,556 and gross unrealized depreciation of $14,613,669.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 1998, were $70,027,998 and $2,449,658, respectively.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-(CONCLUDED)

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                                                          OCTOBER 3,
                                          SIX MONTHS                                         1994
                                             ENDED       YEARS ENDED DECEMBER 31,     (DATE ESTABLISHED)
                                           JUNE 30,     ---------------------------    TO DECEMBER 31,
                                            1998(1)      1997      1996      1995          1994(1)
                                          -----------   -------   -------   -------   ------------------
                                          (UNAUDITED)
Per Accumulation Unit Data:
  Investment income.....................    $  .440     $  .847   $  .807   $  .745        $  .206
  Expenses..............................       .110        .182      .150      .170           .034
                                            -------     -------   -------   -------        -------
  Investment income--net................       .330        .665      .657      .575           .172
  Net realized and unrealized gain on
     investments........................      7.855      12.429     6.755     8.565           .099
                                            -------     -------   -------   -------        -------
  Net increase in Accumulation Unit
     Value..............................      8.185      13.094     7.412     9.140           .271
  Accumulation Unit Value:
     Beginning of period................     54.917      41.823    34.411    25.271         25.000
                                            -------     -------   -------   -------        -------
     End of period......................    $63.102     $54.917   $41.823   $34.411        $25.271
                                            =======     =======   =======   =======        =======
Total return............................     14.91%      31.31%    21.54%    36.17%          1.08%
Ratios to Average Net Assets:
  Expenses (2)..........................      0.18%       0.37%     0.40%     0.55%          0.13%
  Investment income--net................      0.55%       1.36%     1.74%     1.87%          0.68%
Portfolio turnover rate.................      0.39%       2.39%     4.55%     0.98%          0.04%
Thousands of Accumulation Units
  outstanding at end of period..........     11,081       9,901     6,768     2,605          1,171

(1) The percentages shown for this period are not annualized.

(2) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3).

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                     SIX MONTHS
                                                                        ENDED           YEAR ENDED
                                                                      JUNE 30,         DECEMBER 31,
                                                                        1998               1997
                                                                     -----------       ------------
                                                                     (UNAUDITED)
Accumulation Units:
  Credited for premiums.....................................          1,279,120         3,195,114
  Credited (cancelled) for transfers and disbursements......            (99,597)          (61,762)
  Outstanding:
     Beginning of year......................................          9,901,048         6,767,696
                                                                     ----------         ---------
     End of period..........................................         11,080,571         9,901,048
                                                                     ==========         =========

                           TIAA SEPARATE ACCOUNT VA-1
           STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT (UNAUDITED)
                                 JUNE 30, 1998
                              SUMMARY BY INDUSTRY
                                     (000)

                                           VALUE             %
                                          --------        --------
PREFERRED STOCK
 INSTRUMENTS AND RELATED PRODUCTS...      $      0           0.00%
 INSURANCE CARRIERS.................            29           0.00
 RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS.........................            96           0.01
                                          --------          -----
TOTAL PREFERRED STOCK
  (Cost $128).......................           125           0.01
                                          --------          -----
COMMON STOCK
 AGRICULTURAL PRODUCTION-CROPS......           887           0.13
 AGRICULTURAL SERVICES..............            46           0.01
 AMUSEMENT AND RECREATION
   SERVICES.........................           859           0.12
 APPAREL AND ACCESSORY STORES.......         3,809           0.54
 APPAREL AND OTHER TEXTILE
   PRODUCTS.........................         1,386           0.20
 AUTO REPAIR, SERVICES AND
   PARKING..........................           622           0.09
 AUTOMOTIVE DEALERS AND SERVICE
   STATIONS.........................           720           0.10
 BUILDING MATERIALS AND GARDEN
   SUPPLIES.........................         5,102           0.73
 BUSINESS SERVICES..................        38,263           5.47
 CHEMICALS AND ALLIED PRODUCTS......        89,635          12.82
 COAL MINING........................            74           0.01
 COMMUNICATIONS.....................        60,996           8.72
 DEPOSITORY INSTITUTIONS............        64,517           9.23
 EATING AND DRINKING PLACES.........         5,138           0.73
 EDUCATIONAL SERVICES...............           329           0.05
 ELECTRIC, GAS, AND SANITARY
   SERVICES.........................        30,257           4.33
 ELECTRONIC AND OTHER ELECTRIC
   EQUIPMENT........................        45,891           6.56
 ENGINEERING AND MANAGEMENT
   SERVICES.........................           719           0.10
 FABRICATED METAL PRODUCTS..........         8,989           1.29
 FOOD AND KINDRED PRODUCTS..........        33,098           4.73
 FOOD STORES........................         4,658           0.67
 FURNITURE AND FIXTURES.............         1,004           0.14
 FURNITURE AND HOMEFURNISHING
   STORES...........................         1,284           0.18
 GENERAL BUILDING CONTRACTORS.......           743           0.11
 GENERAL MERCHANDISE STORES.........        14,689           2.10
 HEALTH SERVICES....................         6,708           0.96
 HEAVY CONSTRUCTION, EXCEPT
   BUILDING.........................           289           0.04
 HOLDING AND OTHER INVESTMENT
   OFFICES..........................         8,878           1.27
 HOTELS AND OTHER LODGING PLACES....         3,331           0.48
 INDUSTRIAL MACHINERY AND
   EQUIPMENT........................        42,239           6.04
 INSTRUMENTS AND RELATED PRODUCTS...        15,926           2.28
 INSURANCE AGENTS, BROKERS AND
   SERVICE..........................         2,111           0.30

                                           VALUE             %
                                          --------        --------
 INSURANCE CARRIERS.................      $ 32,013           4.58%
 LEATHER AND LEATHER PRODUCTS.......           339           0.05
 LEGAL SERVICES.....................            60           0.01
 LOCAL AND INTERURBAN PASSENGER
   TRANSIT..........................           181           0.03
 LUMBER AND WOOD PRODUCTS...........         1,835           0.26
 METAL MINING.......................         1,248           0.18
 MISCELLANEOUS MANUFACTURING
   INDUSTRIES.......................         4,326           0.62
 MISCELLANEOUS RETAIL...............         7,420           1.06
 MOTION PICTURES....................         5,005           0.72
 NONDEPOSITORY INSTITUTIONS.........        20,386           2.92
 NONMETALLIC MINERALS, EXCEPT
   FUELS............................           498           0.07
 OIL AND GAS EXTRACTION.............        27,921           3.99
 PAPER AND ALLIED PRODUCTS..........         6,348           0.91
 PERSONAL SERVICES..................         1,652           0.24
 PETROLEUM AND COAL PRODUCTS........         9,810           1.40
 PRIMARY METAL INDUSTRIES...........         4,028           0.58
 PRINTING AND PUBLISHING............         8,983           1.28
 RAILROAD TRANSPORTATION............         3,571           0.51
 REAL ESTATE........................           743           0.11
 RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS.........................         5,593           0.80
 SECURITY AND COMMODITY BROKERS.....         8,735           1.25
 SOCIAL SERVICES....................            98           0.01
 SPECIAL TRADE CONTRACTORS..........           164           0.02
 STONE, CLAY, AND GLASS PRODUCTS....         2,651           0.38
 TEXTILE MILL PRODUCTS..............           917           0.13
 TOBACCO PRODUCTS...................         7,215           1.03
 TRANSPORTATION BY AIR..............         4,356           0.62
 TRANSPORTATION EQUIPMENT...........        23,165           3.31
 TRANSPORTATION SERVICES............           560           0.08
 TRUCKING AND WAREHOUSING...........           608           0.09
 WATER TRANSPORTATION...............           475           0.07
 WHOLESALE TRADE-DURABLE GOODS......         2,259           0.32
 WHOLESALE TRADE-NONDURABLE GOODS...         4,382           0.63
                                          --------          -----
TOTAL COMMON STOCK
  (Cost $466,733)...................       690,742          98.79
                                          --------        --------
SHORT TERM INVESTMENTS
 U.S. GOVERNMENT & AGENCIES.........         2,700           0.39
                                          --------        --------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,700).....................         2,700           0.39
                                          --------        --------
TOTAL PORTFOLIO
  (Cost $469,561)...................       693,567          99.19
OTHER ASSETS AND LIABILITIES, NET...         5,640           0.81
                                          --------        --------
NET ASSETS..........................      $699,207         100.00%
                                          ========        ========

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
           STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT (UNAUDITED)
                                 JUNE 30, 1998

                                                                  VALUE
        SHARES                                                    (000)
 ---------------------                                           --------
                          PREFERRED STOCK--0.01%
                           INSTRUMENTS AND RELATED
                            PRODUCTS--0.00%
        3,500               - FRESENIUS MEDICAL CARE (CLASS D).  $      0
                                                                 --------

                           INSURANCE CARRIERS--0.00%
          389               AETNA, INC (CLASS C)...............        29
                                                                 --------
                           RUBBER AND MISCELLANEOUS PLASTIC
                            PRODUCTS--0.01%
        2,280               SEALED AIR CORP (CLASS A)..........        96
                                                                 --------

                          TOTAL PREFERRED STOCK
                            (Cost $128)........................       125
                                                                 --------

                          COMMON STOCK--98.79%
                           AGRICULTURAL PRODUCTION-
                            CROPS--0.13%
        2,300               DEKALB GENETICS CORP (CLASS B).....       218
        2,754               DELTA & PINE LAND CO...............       123
       13,200               PIONEER-HI-BRED INTERNATIONAL, INC.       546
                                                                 --------
                                                                      887
                                                                 --------
                           AGRICULTURAL SERVICES--0.01%
        1,900               - MYCOGEN CORP.....................        46
                                                                 --------

                           AMUSEMENT AND RECREATION
                            SERVICES--0.12%
          600               - ANCHOR GAMING CO.................        47
        5,222               - ASCENT ENTERTAINMENT GROUP, INC..        58
        3,000               - BOYD GAMING CORP.................        17
        1,200               CARNIVAL CORP (CLASS A)............        48
        2,200               - FLORIDA PANTHERS HOLDINGS, INC...        43
        2,200               - GRAND CASINOS, INC...............        37
        6,100               - HARRAHS ENTERTAINMENT, INC.......       142
       10,700               - MIRAGE RESORT, INC...............       228
        8,150               - PLAYERS INTERNATIONAL, INC.......        40
        1,000               - PREMIER PARKS, INC...............        67
        1,000               - SFX ENTERTAINMENT, INC (CLASS A).        46
        1,100               - SPEEDWAY MOTORSPORTS, INC........        28
        2,300               - WESTWOOD ONE, INC................        58
                                                                 --------
                                                                      859
                                                                 --------
                           APPAREL AND ACCESSORY STORES--0.54%
       12,083               - ABERCROMBIE & FITCH CO (CLASS A).       532
        2,300               - ANN TAYLOR STORES CORP...........        49
          600               - BUCKLE, INC (THE)................        18
       13,800               - CHARMING SHOPPES, INC............        66
        3,350               CLAIRES STORES, INC................        69
       20,350               GAP, INC...........................     1,254
        1,000               - GOODYS FAMILY CLOTHING, INC......        55
        4,400               INTIMATE BRANDS, INC (CLASS A).....       121
        2,050               - JUST FOR FEET, INC...............        58

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
          10,300               LIMITED, INC......................  $    341
           1,350               - MENS WAREHOUSE, INC.............        45
           3,300               NORDSTROM, INC....................       255
           2,624               - PAYLESS SHOESOURCE, INC.........       193
           4,300               - SAKS HOLDINGS, INC..............       119
           2,000               - STAGE STORES, INC...............        91
           1,600               - STEIN MART, INC.................        22
             900               TALBOTS, INC......................        24
          20,600               TJX COS, INC......................       497
                                                                   --------
                                                                      3,809
                                                                   --------
                              APPAREL AND OTHER TEXTILE
                               PRODUCTS--0.20%
           4,200               AUTHENTIC FITNESS CORP............        66
           5,900               - FRUIT OF THE LOOM, INC (CLASS A)       196
           2,000               - GYMBOREE CORP...................        30
           4,400               - JONES APPAREL GROUP, INC........       161
           2,500               KELLWOOD CO.......................        89
           4,500               LIZ CLAIBORNE, INC................       235
           2,700               - NAUTICA ENTERPRISES, INC........        72
           6,800               VF CORP...........................       350
           4,400               WARNACO GROUP, INC (CLASS A)......       187
                                                                   --------
                                                                      1,386
                                                                   --------
                              AUTO REPAIR, SERVICES AND
                               PARKING--0.09%
           1,400               BORG-WARNER AUTOMOTIVE, INC.......        67
           1,200               - BUDGET GROUP, INC...............        38
           1,350               CENTRAL PARKING CORP..............        63
           1,800               HERTZ CORP (CLASS A)..............        80
           2,633               MIDAS, INC........................        53
           2,600               - RENTERS CHOICE, INC.............        74
           8,250               ROLLINS TRUCK LEASING CORP........       102
           4,600               RYDER SYSTEM, INC.................       145
                                                                   --------
                                                                        622
                                                                   --------
                              AUTOMOTIVE DEALERS AND SERVICE
                               STATIONS--0.10%
           9,400               - AUTOZONE, INC...................       300
           6,300               CIRCUIT CITY STORES-CIRCUIT CITY
                                GROUP............................       295
           2,300               - INSURANCE AUTO AUCTIONS, INC....        32
           3,900               PEP BOYS MANNY, MOE, & JACK CO....        74
             300               - UGLY DUCKLING CORP..............         3
             900               - WEST MARINE, INC................        16
                                                                   --------
                                                                        720
                                                                   --------
                              BUILDING MATERIALS AND GARDEN
                               SUPPLIES--0.73%
           1,500               - EAGLE HARDWARE & GARDEN, INC....        35
           1,800               FASTENAL CO.......................        84
          49,500               HOME DEPOT, INC...................     4,112
          19,400               LOWES COS, INC....................       787
           2,800               OAKWOOD HOMES CORP................        84
                                                                   --------
                                                                      5,102
                                                                   --------
                              BUSINESS SERVICES--5.47%
             400               - ABACUS DIRECT CORP..............        21
           2,100               - ABR INFORMATION SERVICES, INC...        50

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              BUSINESS SERVICES--(continued)
           5,583               - ACCUSTAFF, INC..................  $    174
           3,933               - ACNEILSEN CORP..................        99
           3,200               - ACXIOM CORP.....................        80
           4,700               ADOBE SYSTEMS, INC................       199
           3,600               - ADVO, INC.......................       101
           3,300               - AFFILIATED COMPUTER SERVICES,
                                INC (CLASS A)....................       127
           3,000               - ALTERNATIVE RESOURCES CORP......        37
          13,900               AMERICA ONLINE, INC...............     1,473
           1,100               - AMERICAN BUSINESS INFORMATION,
                                INC (CLASS A)....................        17
           2,500               - AMERICAN BUSINESS INFORMATION,
                                INC (CLASS B)....................        40
           2,650               - AMERICAN MANAGEMENT SYSTEMS,
                                INC..............................        79
           1,500               ANALYSTS INTERNATIONAL CORP.......        43
           2,800               - ANIXTER INTERNATIONAL, INC......        53
           1,000               - APAC TELESERVICES, INC..........         6
           1,000               - ARBOR SOFTWARE CORP.............        31
             700               - ASPECT DEVELOPMENT, INC.........        53
           1,600               - ASPEN TECHNOLOGY, INC...........        81
           2,800               AUTODESK, INC.....................       108
          19,900               AUTOMATIC DATA PROCESSING, INC....     1,450
           1,900               - AVANT CORP......................        47
           1,220               - AZTEC TECHNOLOGY PARTNERS,
                                INC..............................         9
             900               - BARRA, INC......................        22
           1,000               - BEA SYSTEMS, INC................        23
           3,400               - BILLING CONCEPTS CORP...........        53
           2,100               - BISYS GROUP, INC................        86
          13,800               - BMC SOFTWARE, INC...............       717
             800               - BOOLE & BABBAGE, INC............        19
           1,600               - BRODERBUND SOFTWARE, INC........        37
          13,850               - CADENCE DESIGN SYSTEMS, INC.....       433
           2,500               - CAMBRIDGE TECHNOLOGY PARTNERS,
                                INC..............................       137
           1,000               - CARIBINER INTERNATIONAL, INC....        18
           1,400               - CATALINA MARKETING CORP.........        73
           1,200               - CDI CORP........................        32
           4,700               - CERIDIAN CORP...................       276
           1,500               - CERNER CORP.....................        42
           3,300               - CHECKFREE HOLDINGS CORP.........        97
           2,600               - CHECKPOINT SYSTEMS, INC.........        37
             980               - CHOICEPOINT, INC................        50
           1,800               - CIBER, INC......................        68
           2,600               - CITRIX SYSTEMS, INC.............       178
           1,900               - CLARIFY, INC....................        26
           2,400               - COGNEX CORP.....................        44
          10,300               COGNIZANT CORP....................       649
           7,500               COMDISCO, INC.....................       143
             800               - COMPLETE BUSINESS SOLUTIONS,
                                INC..............................        29
          28,000               COMPUTER ASSOCIATES INTERNATIONAL,
                                INC..............................     1,556
           2,250               - COMPUTER HORIZONS CORP..........        83
           9,996               - COMPUTER SCIENCES CORP..........       640
           2,200               COMPUTER TASK GROUP, INC..........        74
          10,100               - COMPUWARE CORP..................       516
           1,700               - CSG SYSTEMS INTERNATIONAL,
                                INC..............................        80
           6,060               - CYBERGUARD CORP.................        58

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
             800               - DATA DIMENSIONS, INC............  $     14
           1,200               - DOCUMENTUM, INC.................        58
           2,000               - DST SYSTEMS, INC................       112
           9,800               DUN & BRADSTREET CORP.............       353
           2,900               - E TRADE GROUP, INC..............        67
           4,200               - ELECTRONIC ARTS, INC............       227
          22,600               ELECTRONIC DATA SYSTEMS CORP......       904
           3,400               - ELECTRONICS FOR IMAGING, INC....        72
           7,000               - EMPLOYEE SOLUTIONS, INC.........        27
           1,700               - ENVOY CORP......................        81
           9,300               EQUIFAX, INC......................       338
           1,500               FAIR ISSAC & CO, INC..............        57
           3,600               - FILENET CORP....................       104
          26,106               FIRST DATA CORP...................       870
           5,250               - FISERV, INC.....................       223
           5,200               - FORE SYSTEMS, INC...............       138
           5,800               - FORTE SOFTWARE, INC.............        35
           3,200               - GARTNER GROUP, INC (CLASS A)....       112
             100               - GEOTEL COMMUNICATIONS CORP......         4
           2,200               - GT INTERACTIVE SOFTWARE CORP....        17
           2,900               - GTECH HOLDINGS CORP.............        98
           2,400               - HARBINGER CORP..................        58
          28,800               HBO & CO..........................     1,015
           2,600               - HCIA, INC.......................        33
           2,300               - HEALTH MANAGEMENT SYSTEMS,
                                INC..............................        26
           1,600               - HNC SOFTWARE....................        65
           1,500               - HYPERION SOFTWARE CORP..........        43
           1,200               - I2 TECHNOLOGIES, INC............        42
             500               - IDX SYSTEMS CORP................        23
           2,000               - INDUSTRI-MATEMATIK INTERNATIONAL
                                CORP.............................        22
           1,700               - INFORMATION MANAGEMENT
                                RESOURCES, INC...................        57
           1,400               - INFORMATION RESOURCES, INC......        26
           9,500               - INFORMIX CORP...................        75
           2,300               - INSO CORP.......................        31
           1,300               - INTEGRATED SYSTEMS, INC.........        20
           3,400               - INTERIM SERVICES, INC...........       109
           2,000               - INTERNATIONAL NETWORK
                                SERVICES.........................        82
           8,650               INTERPUBLIC GROUP OF COS, INC.....       525
           1,700               - INTERVOICE, INC.................        30
           2,800               - INTUIT, INC.....................       172
           2,400               - ITRON, INC......................        31
           4,300               - KEANE, INC......................       241
           2,300               KELLY SERVICES, INC (CLASS A).....        81
           2,250               - LAMAR ADVERTISING CO (CLASS A)..        81
           3,400               - LEARNING CO, INC................       101
           2,200               - LEGATO SYSTEMS, INC.............        86
           1,000               - LHS GROUP, INC..................        66
           1,100               - LYCOS, INC......................        83
           2,500               - MACROMEDIA, INC.................        47
           4,700               MANPOWER, INC.....................       135
           1,400               - MANUGISTICS GROUP, INC..........        35
           1,000               - MASTECH CORP....................        28
             100               - MEDQUIST, INC...................         3
           5,500               - MENTOR GRAPHICS CORP............        58
             600               - MERCURY INTERACTIVE CORP........        27
           2,550               - METAMOR WORLDWIDE, INC..........        90
             800               - METRO INFORMATION SERVICES, INC.        31

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              BUSINESS SERVICES--(continued)
           2,700               - METROMEDIA INTERNATIONAL GROUP,
                                INC..............................  $     32
         101,500               - MICROSOFT CORP..................    11,000
           3,157               - MIDWAY GAMES, INC...............        49
           2,000               NATIONAL DATA CORP................        88
           8,000               - NETMANAGE, INC..................        24
           4,037               - NETSCAPE COMMUNICATIONS CORP....       109
           2,000               - NETWORK APPLIANCE, INC..........        78
           7,099               - NETWORKS ASSOCIATES, INC........       340
          10,500               NEWELL COS, INC...................       523
           1,100               NORRELL CORP......................        22
           1,400               - NOVA CORP/GEORGIA...............        50
          23,400               - NOVELL, INC.....................       298
           1,600               - OBJECTIVE SYSTEMS INTEGRATORS,
                                INC..............................        12
           4,114               OLSTEN CORP.......................        46
          11,000               OMNICOM GROUP, INC................       549
          51,275               - ORACLE CORP.....................     1,259
           3,975               - OUTDOOR SYSTEMS, INC............       111
           7,900               - PAGING NETWORK, INC.............       111
          17,810               - PARAMETRIC TECHNOLOGY CORP......       483
           8,700               PAYCHEX, INC......................       354
           1,200               - PAYMENTECH, INC.................        25
             700               - PEGASYSTEMS, INC................        19
          10,400               - PEOPLESOFT, INC.................       489
           3,000               - PERSONNEL GROUP OF AMERICA,
                                INC..............................        60
           4,200               #- PHYSICIAN COMPUTER NETWORK,
                                INC..............................         7
           2,600               PITTSTON BRINKS GROUP CO..........        96
           4,600               - PLATINUM TECHNOLOGY, INC........       131
           3,000               - PMT SERVICES, INC...............        76
           2,400               - POLICY MANAGEMENT SYSTEMS CORP..        94
           1,129               - PRIMARK CORP....................        35
             800               - PROGRESS SOFTWARE CORP..........        33
             900               - PROJECT SOFTWARE & DEVELOPMENT,
                                INC..............................        18
           4,600               - PSINET, INC.....................        60
           1,400               - REMEDY CORP.....................        24
           5,900               - ROBERT HALF INTERNATIONAL, INC..       330
           2,000               ROLLINS, INC......................        41
           2,800               - ROMAC INTERNATIONAL, INC........        85
           1,600               - SAPIENT CORP....................        84
           1,600               SHARED MEDICAL SYSTEMS CORP.......       118
           5,492               - SIEBEL SYSTEMS, INC.............       177
           4,700               - SITEL CORP......................        31
           1,100               - SNYDER COMMUNICATIONS, INC......        48
           3,300               SOTHEBYS HOLDINGS, INC (CLASS A)..        74
             700               - SPS TRANSACTION SERVICES, INC...        22
             900               - STAFFMARK, INC..................        33
           5,811               - STERLING COMMERCE, INC..........       282
           4,300               - STERLING SOFTWARE, INC..........       127
           2,300               - STRUCTURAL DYNAMICS RESEARCH
                                CORP.............................        53
           5,100               - SUNGARD DATA SYSTEMS, INC.......       196
           5,000               - SYBASE, INC.....................        35
             800               - SYKES ENTERPRISES, INC..........        16
           3,600               - SYMANTEC CORP...................        94

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           4,000               - SYNOPSYS, INC...................  $    183
           4,000               - SYSTEM SOFTWARE ASSOCIATES,
                                INC..............................        29
           2,000               - SYSTEMS & COMPUTER TECHNOLOGY
                                CORP.............................        54
           4,500               - SYSTEMSOFT CORP.................         7
           3,000               - TCSI CORP.......................        18
           2,250               - TECHNOLOGY SOLUTIONS CO.........        71
           2,000               - TELETECH HOLDINGS, INC..........        25
           2,250               TOTAL SYSTEM SERVICES, INC........        47
           1,800               - TRANSACTION SYSTEM
                                ARCHITECTURE.....................        69
           1,900               TRUE NORTH COMMUNICATIONS, INC....        56
             800               - U.S. RENTALS, INC...............        32
           2,000               - USCS INTERNATIONAL, INC.........        41
           2,600               - VANSTAR CORP....................        38
           1,000               - VANTIVE CORP (THE)..............        21
           2,475               - VERITAS SOFTWARE CORP...........       102
           1,200               - VIASOFT, INC....................        19
           1,400               - VISIO CORP......................        67
             900               - VOLT INFORMATION SCIENCES,
                                INC..............................        24
           2,400               - WANG LABORATORIES, INC..........        61
           1,700               - WHITTMAN HART, INC..............        82
           1,850               - WIND RIVER SYSTEMS, INC.........        66
           1,000               XTRA CORP.........................        61
           1,750               - YAHOO, INC......................       276
                                                                   --------
                                                                     38,263
                                                                   --------
                              CHEMICALS AND ALLIED
                               PRODUCTS--12.82%
         105,500               ABBOTT LABORATORIES CO............     4,312
           3,400               - ADVANCED TISSUE SCIENCE CO......        15
           2,200               - AGOURON PHARMACEUTICALS, INC....        67
          13,400               AIR PRODUCTS & CHEMICALS, INC.....       536
           3,500               - AIRGAS, INC.....................        50
           2,300               ALBEMARLE CORP....................        51
           1,800               ALBERTO CULVER CO (CLASS B).......        52
           2,600               - ALKERMES, INC...................        46
           3,580               ALLEGIANCE CORP...................       183
             995               - ALLERGAN SPECIALTY THERAPEUTICS,
                                INC (CLASS A)....................        10
           3,900               ALLERGAN, INC.....................       181
           3,300               - ALLIANCE PHARMACEUTICAL CORP....        14
           5,200               - ALZA CORP.......................       225
          88,400               AMERICAN HOME PRODUCTS CORP.......     4,575
          17,200               - AMGEN, INC......................     1,124
          11,300               - AMYLIN PHARMACEUTICALS, INC.....        43
           1,200               - APHTON CORP.....................        20
             700               ARCO CHEMICAL CO..................        40
           8,200               AVON PRODUCTS, INC................       636
           1,300               - BARR LABORATORIES, INC..........        52
           1,700               BETZDEARBORN, INC.................        70
           3,800               - BIO-TECHNOLOGY GENERAL CORP.....        27
           4,800               - BIOGEN, INC.....................       235
          67,600               BRISTOL MYERS SQUIBB CO...........     7,770
           4,200               CABOT CORP........................       136
           8,300               CALGON CARBON CORP................        82
             400               - CAMBREX CORP....................        11
           4,500               - CENTOCOR, INC...................       163
           5,400               CHEMFIRST, INC....................       136
          12,040               - CHIRON CORP.....................       189
           2,700               CHURCH & DWIGHT CO, INC...........        87

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              CHEMICALS AND ALLIED
                               PRODUCTS--(continued)
           4,700               CLOROX CO.........................  $    448
          20,300               COLGATE PALMOLIVE CO..............     1,786
           4,600               - COLUMBIA LABORATORIES, INC......        26
           2,600               CORDANT TECHNOLOGIES, INC.........       120
           4,925               - COVANCE, INC....................       111
             800               - CREATIVE BIOMOLECULES, INC......         4
           3,360               - CRESCENDO PHARMACEUTICALS CORP..        43
           4,500               CROMPTON & KNOWLES CORP...........       113
           3,000               - CYTEC INDUSTRIES, INC...........       133
           1,500               DEXTER CORP.......................        48
           7,000               DIAL CORP.........................       182
          15,500               DOW CHEMICAL CO...................     1,499
          77,000               DU PONT (E.I.) DE NEMOURS & CO....     5,746
           2,900               - DURA PHARMACEUTICALS, INC.......        65
           4,700               EASTMAN CHEMICAL CO...............       293
           7,400               ECOLAB, INC.......................       229
             908               - ELAN CORP PLC ADR...............        58
             500               - EMISPHERE TECHNOLOGIES, INC.....         6
           7,200               ETHYL CORP........................        44
           2,550               FERRO CORP........................        65
           2,000               - FMC CORP........................       136
           5,600               - FOREST LABORATORIES, INC........       200
           5,022               - FREEPORT-MCMORAN SULPHUR, INC...        67
           1,411               FULLER (H.B.) CO..................        78
           1,000               - GENSIA SICOR, INC...............         4
           5,000               - GENZYME CORP (GENERAL DIVISION).       128
             160               - GENZYME CORP
                                (TISSUE REPAIR DIVISION).........         1
           2,300               GEORGIA GULF CORP.................        52
           2,000               - GILEAD SCIENCES, INC............        64
           3,500               GREAT LAKES CHEMICAL CORP.........       138
           2,850               HANNA (M.A.) CO...................        52
           6,100               HERCULES, INC.....................       251
           2,000               - HUMAN GENOME SCIENCES, INC......        71
           4,351               ICN PHARMACEUTICALS, INC..........       199
           1,700               - IDEC PHARMACEUTICALS CORP.......        40
           2,200               - IDEXX LABORATORIES, INC.........        55
           9,780               IMC GLOBAL, INC...................       295
             666               - IMC GLOBAL, INC WTS 12/22/00....         2
           1,800               - IMMUNEX CORP....................       119
           2,100               - INTERNATIONAL SPECIALTY
                                PRODUCTS, INC....................        39
           3,000               - INTERNEURON PHARMACEUTICALS,
                                INC..............................        11
           7,000               INTERNATIONAL FLAVORS &
                                FRAGRANCES, INC..................       304
           4,600               - ISIS PHARMACEUTICALS, INC.......        63
           6,100               - IVAX CORP.......................        56
          91,302               JOHNSON & JOHNSON CO..............     6,734
           1,900               JONES PHARMACEUTICAL, INC.........        63
           2,200               LAUDER (ESTEE) CO (CLASS A).......       153
           3,400               LAWTER INTERNATIONAL, INC.........        37
           1,400               LIFE TECHNOLOGIES, INC............        44
           1,700               - LIGAND PHARMACEUTICALS CO
                                (CLASS A)........................        22
          62,092               LILLY (ELI) & CO..................     4,102

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           4,500               - LIPOSOME CO, INC................  $     24
           3,700               LUBRIZOL CORP.....................       112
           1,600               MACDERMID, INC....................        45
           7,500               - MATRIX PHARMACEUTICALS, INC.....        33
           1,300               - MEDICIS PHARMACEUTICAL CORP
                                (CLASS A)........................        47
           1,900               - MEDIMMUNE, INC..................       119
           8,574               - MEDPARTNERS, INC................        69
          81,200               MERCK & CO, INC...................    10,861
           5,200               MILLENNIUM CHEMICAL, INC..........       176
           1,000               - MILLENNIUM PHARMACEUTICALS,
                                INC..............................        14
           1,800               MINERALS TECHNOLOGIES, INC........        92
           2,700               MISSISSIPPI CHEMICAL CORP.........        44
           8,000               MORTON INTERNATIONAL, INC.........       200
           7,900               MYLAN LABORATORIES, INC...........       237
           1,800               - NABI, INC.......................         5
           4,000               NALCO CHEMICAL CORP...............       141
           3,800               NATURES SUNSHINE PRODUCTS, INC....        86
           7,900               - NBTY, INC.......................       145
           2,900               - NEXSTAR PHARMACEUTICALS, INC....        29
           1,600               NL INDUSTRIES, INC................        32
             875               - OCTEL CORP......................        17
           3,200               OLIN CORP.........................       133
           1,900               OM GROUP, INC.....................        78
           2,125               - ORGANOGENESIS, INC..............        42
           1,600               - PAREXEL INTERNATIONAL CORP......        58
           4,300               - PERRIGO CO......................        43
          88,200               PFIZER, INC.......................     9,586
           2,100               - PHARMACEUTICAL PRODUCT
                                DEVELOPMENT......................        46
          34,080               PHARMACIA & UPJOHN, INC...........     1,572
          10,200               PRAXAIR, INC......................       477
          91,900               PROCTER & GAMBLE CO...............     8,369
           1,600               - PROTEIN DESIGN LABORATORIES,
                                INC..............................        39
             800               - REVLON, INC (CLASS A)...........        41
           4,400               - ROBERTS PHARMACEUTICAL CORP.....       101
           2,500               ROHM & HAAS CO....................       260
           6,531               RPM, INC..........................       111
           1,000               - SANGSTAT MEDICAL CORP...........        31
           1,600               - SCHERER (R.P.) CORP.............       142
          49,700               SCHERING-PLOUGH CORP..............     4,554
           3,300               SCHULMAN (A.), INC................        65
           3,400               - SCOTTS CO (CLASS A).............       127
           4,400               - SEQUUS PHARMACEUTICALS, INC.....        50
           9,100               SHERWIN-WILLIAMS CO...............       301
           6,500               SIGMA ALDRICH CORP................       228
           1,900               - TWINLAB CORP....................        83
           8,000               UNION CARBIDE CORP................       427
             600               - U.S.A. DETERGENTS, INC..........        10
           2,400               VALSPAR CORP......................        95
           2,200               - VERTEX PHARMACEUTICALS, INC.....        50
          55,200               WARNER-LAMBERT CO.................     3,830
           5,600               - WATSON PHARMACEUTICALS, INC.....       261
           2,000               WELLMAN, INC......................        45
           3,800               WITCO CORP........................       111
             600               - ZILA, INC.......................         4
                                                                   --------
                                                                     89,635
                                                                   --------

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              COAL MINING--0.01%
           1,900               ARCH COAL, INC....................  $     47
           1,600               ZEIGLER COAL HOLDING CO...........        27
                                                                   --------
                                                                         74
                                                                   --------
                              COMMUNICATIONS--8.72%
           7,766               - 360 COMMUNICATIONS CO...........       249
          37,800               - AIRTOUCH COMMUNICATIONS, INC....     2,209
           2,900               ALIANT COMMUNICATIONS, INC........        80
          11,800               ALLTEL CORP.......................       549
           1,400               - AMERICAN TOWER SYSTEMS (CLASS A)        35
          74,300               AMERITECH CORP....................     3,334
           5,800               - ARCH COMMUNICATIONS GROUP, INC..        23
         110,100               AT & T CORP.......................     6,289
         106,710               BELL ATLANTIC CORP................     4,869
          67,300               BELLSOUTH CORP....................     4,518
             900               BHC COMMUNICATIONS, INC (CLASS A).       126
             300               - CABLE MICHIGAN, INC.............        12
           2,000               - CABLEVISION SYSTEMS CORP
                                (CLASS A)........................       167
          47,906               CBS CORP..........................     1,521
           1,350               - CELLULAR COMMUNICATIONS
                                INTERNATIONAL, INC...............        67
           5,250               CENTURY TELEPHONE ENTERPRISES,
                                INC..............................       241
           9,300               - CHANCELLOR MEDIA CORP (CLASS A).       462
           1,548               - CHRIS CRAFT INDUSTRIES, INC.....        85
           8,400               CINCINNATI BELL, INC..............       240
           4,770               - CLEAR CHANNEL COMMUNICATIONS,
                                INC..............................       521
          24,389               COMCAST CORP (CLASS A) SPECIAL....       990
           1,300               - COMMONWEALTH TELEPHONE
                                ENTERPRISES......................        34
           3,700               COMSAT CORP SERIES 1..............       105
           4,191               - COX COMMUNICATIONS, INC
                                (CLASS A)........................       203
           2,439               - EXCEL COMMUNICATIONS, INC.......        56
          10,700               FRONTIER CORP.....................       337
           2,654               GAYLORD ENTERTAINMENT CO..........        86
          65,600               GTE CORP..........................     3,649
           1,600               - HEFTEL BROADCASTING CORP
                                (CLASS A)........................        72
           3,300               - HIGHWAYMASTER COMMUNICATIONS,
                                INC..............................        14
           3,000               - INTERMEDIA COMMUNICATIONS,
                                INC..............................       126
           2,000               - IXC COMMUNICATIONS, INC.........        97
           3,400               - JACOR COMMUNICATIONS, INC.......       201
           1,400               - JACOR COMMUNICATIONS, INC WTS
                                09/18/01.........................        10
           1,000               - JONES INTERCABLE, INC (CLASS A).        25
          22,018               - LIBERTY MEDIA GROUP (CLASS A)...       855
          88,482               LUCENT TECHNOLOGIES, INC..........     7,361
           1,150               - MASTEC, INC.....................        27
          38,600               MCI COMMUNICATIONS CORP...........     2,244
           2,400               - MCLEODUSA, INC (CLASS A)........        93
          40,700               - MEDIA ONE GROUP, INC............     1,788
          15,100               - NEXTEL COMMUNICATIONS, INC
                                (CLASS A)........................       376
           2,100               - NTL, INC........................       112
             900               - PACIFIC GATEWAY EXCHANGE, INC...        36

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           1,769               - PANAMSAT CORP...................  $    101
           2,600               - POWERTEL, INC...................        48
           1,700               - PREMIERE TECHNOLOGIES, INC......        14
           8,423               - QWEST COMMUNICATIONS
                                INTERNATIONAL, INC...............       294
           2,400               - RCN CORP........................        47
         124,518               SBC COMMUNICATIONS, INC...........     4,981
           1,200               - SINCLAIR BROADCASTING GROUP, INC
                                (CLASS A)........................        35
           5,400               - SKYTEL COMMUNICATIONS, INC......       126
           4,000               SOUTHERN NEW ENGLAND
                                TELECOMMUNICATIONS CORP..........       262
          28,900               SPRINT CORP.......................     2,037
           1,600               TCA CABLE TV, INC.................        96
          12,380               - TCI SATELLITE ENTERTAINMENT
                                (CLASS A)........................        73
           2,800               - TEL-SAVE HOLDINGS, INC..........        41
           1,400               - TELE-COMMUNICATIONS
                                INTERNATIONAL (CLASS A)..........        28
          41,066               - TELE-COMMUNICATIONS, INC
                                (CLASS A)........................     1,578
          27,268               - TELECOM-TCI VENTURES GROUP
                                (CLASS A)........................       547
           3,478               TELEPHONE & DATA SYSTEMS, INC.....       137
           3,045               - TELEPORT COMMUNICATIONS GROUP,
                                INC (CLASS A)....................       165
           2,100               - U.S. CELLULAR CORP..............        65
             600               UNITED TELEVISION, INC............        69
           1,000               - UNITED VIDEO SATELLITE GROUP,
                                INC..............................        40
           1,600               - UNIVISION COMMUNICATIONS, INC...        60
          33,611               U.S. WEST, INC....................     1,580
           6,450               - U.S.A. NETWORKS, INC............       162
           4,700               - VANGUARD CELLULAR SYSTEMS, INC..        89
           4,300               - VIACOM, INC (CLASS A)...........       252
          16,100               - VIACOM, INC (CLASS B)...........       938
           2,500               - WEST TELESERVICES CORP..........        30
           2,400               - WINSTAR COMMUNICATIONS, INC.....       103
          51,693               - WORLDCOM, INC...................     2,504
                                                                   --------
                                                                     60,996
                                                                   --------
                              DEPOSITORY INSTITUTIONS--9.23%
           3,500               ALBANK FINANCIAL CORP.............       247
           6,675               AMSOUTH BANCORP...................       262
           5,240               ASSOCIATED BANC-CORP..............       197
           2,500               ASTORIA FINANCIAL CORP............       134
          47,454               BANC ONE CORP.....................     2,649
           3,800               BANCORPSOUTH, INC.................        80
             200               - BANK OF GRANITE CORP............         6
          25,000               BANK OF N.Y. CO, INC..............     1,517
           2,300               BANK UNITED CORP (CLASS A)........       110
          46,800               BANKAMERICA CORP..................     4,045
           2,000               BANKATLANTIC BANCORP, INC
                                (CLASS B)........................        26
          19,670               BANKBOSTON CORP...................     1,094
           6,445               BANKERS TRUST CORP................       748
             900               - BAY VIEW CAPITAL CORP...........        29
           8,974               BB&T CORP.........................       607
             300               - CBT CORP........................        10
           1,600               CCB FINANCIAL CORP................       170
           2,100               CENTURA BANKS, INC................       131
           8,498               CHARTER ONE FINANCIAL, INC........       286

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              DEPOSITORY
                               INSTITUTIONS--(continued)
          57,540               CHASE MANHATTAN CORP..............  $  4,344
          30,946               CITICORP CO.......................     4,619
           2,400               CITIZENS BANKING CORP
                                (MICHIGAN).......................        81
           2,400               CITY NATIONAL CORP................        89
           3,092               CNB BANCSHARES, INC...............       148
           3,200               COLONIAL BANCGROUP, INC...........       103
          10,200               COMERICA, INC.....................       676
           3,570               COMMERCE BANCORP, INC.............       209
           3,465               COMMERCE BANCSHARES, INC..........       169
           2,550               COMMERCIAL FEDERAL CORP...........        81
           3,400               COMMUNITY FIRST BANKSHARES, INC...        89
             400               COMMUNITY TRUST BANCORP, INC......        13
           4,200               COMPASS BANCSHARES, INC...........       190
           5,662               - CONCORD EFS, INC................       148
           7,007               CRESTAR FINANCIAL CORP............       382
           1,900               CULLEN FROST BANKERS, INC.........       103
           6,800               DIME BANCORP, INC.................       204
             630               DOWNEY FINANCIAL CORP.............        21
           4,500               F & M NATIONAL CORP...............       131
          12,750               FIFTH THIRD BANCORP...............       803
           6,944               FIRST AMERICAN CORP...............       334
          19,153               FIRST CHICAGO NBD CORP............     1,697
             700               FIRST CITIZENS BANCSHARES, INC
                                (CLASS A)........................        70
           2,814               FIRST COMMERCIAL CORP.............       195
           3,000               FIRST COMMONWEALTH FINANCIAL
                                CORP.............................        85
           5,292               FIRST FINANCIAL BANCORP...........       137
           2,200               FIRST HAWAIIAN, INC...............        80
           2,500               FIRST MIDWEST BANCORP, INC........       110
          11,400               FIRST SECURITY CORP...............       244
             400               - FIRST SOURCE BANCORP, INC.......         4
           8,000               FIRST TENNESSEE NATIONAL CORP.....       253
           3,500               FIRST VIRGINIA BANKS, INC.........       179
           7,100               FIRSTAR CORP......................       270
           2,200               FIRSTBANK PUERTO RICO.............        57
           5,000               FIRSTMERIT CORP...................       146
          18,767               FLEET FINANCIAL GROUP, INC........     1,567
           4,683               FRANCHISE FINANCE CORP OF
                                AMERICA..........................       121
           5,527               FULTON FINANCIAL CORP.............       140
           3,400               - GOLDEN STATE BANCORP, INC.......       101
           3,400               - GOLDEN STATE BANCORP, INC
                                LIT WTS 01/01/01.................        18
           2,800               GOLDEN WEST FINANCIAL CORP........       298
           4,600               GREENPOINT FINANCIAL CORP.........       173
           6,850               H.F. AHMANSON & CO................       486
           1,200               HARRIS FINANCIAL, INC.............        26
           9,119               HIBERNIA CORP (CLASS A)...........       184
           2,575               HUBCO, INC........................        92
          12,755               HUNTINGTON BANCSHARES, INC........       427
           1,000               IBS FINANCIAL CORP................        19
           2,505               - IMPERIAL BANCORP................        75
          28,700               KEYCORP...........................     1,022
           3,750               KEYSTONE FINANCIAL, INC...........       139
           2,300               LONG ISLAND BANCORP, INC..........       140
             498               M & T BANK CORP...................       276
           2,850               MAF BANCORP, INC..................       104
           3,200               MAGNA GROUP, INC..................       181

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           6,859               MARSHALL & ILSLEY CORP............  $    350
          28,437               MBNA CORP.........................       938
          17,100               MELLON BANK CORP..................     1,191
           8,296               MERCANTILE BANCORP, INC...........       418
           4,255               MERCANTILE BANKSHARES CORP........       148
             300               - MERCHANTS NEW YORK BANCORP......        11
          11,800               MORGAN (J.P.) & CO, INC...........     1,382
             600               NATIONAL BANCORP OF ALASKA, INC...        19
          22,886               NATIONAL CITY CORP................     1,625
           3,800               NATIONAL COMMERCE BANCORP.........       159
          65,663               NATIONSBANK CORP..................     5,023
          10,348               NORTH FORK BANCORP, INC...........       253
           7,400               NORTHERN TRUST CORP...............       564
          51,100               NORWEST CORP......................     1,910
           1,000               - OCEAN FINANCIAL CORP............        19
           2,400               - OCWEN FINANCIAL CORP............        65
           5,991               OLD KENT FINANCIAL CORP...........       215
           4,031               OLD NATIONAL BANCORP..............       192
           3,493               ONE VALLEY BANCORP, INC...........       127
           5,400               PACIFIC CENTURY FINANCIAL CORP....       130
             700               PARK NATIONAL CORP................        71
           2,300               PEOPLES BANK OF BRIDGEPORT CO.....        80
           8,268               PEOPLES HERITAGE FINANCIAL GROUP,
                                INC..............................       195
          19,850               PNC BANK CORP.....................     1,068
           4,731               POPULAR, INC......................       315
           2,100               PROVIDENT BANKSHARES CORP.........        62
           2,800               PROVIDENT FINANCIAL GROUP.........       128
           3,900               QUEENS COUNTY BANCORP, INC........       170
           9,156               REGIONS FINANCIAL CORP............       376
           7,000               REPUBLIC NEW YORK CORP............       441
           1,600               RIGGS NATIONAL CORP...............        47
           4,300               - ROSLYN BANCORP, INC.............        96
           1,500               S & T BANCORP, INC................        83
          10,550               SOUTHTRUST CORP...................       459
          10,140               SOVEREIGN BANCORP, INC............       166
           4,875               ST. PAUL BANCORP, INC.............       110
           5,900               STAR BANC CORP....................       377
          10,400               STATE STREET CORP.................       723
          11,467               SUMMIT BANCORP....................       545
          14,300               SUNTRUST BANKS, INC...............     1,163
           2,300               SUSQUEHANNA BANCSHARES, INC.......        86
          14,625               SYNOVUS FINANCIAL CORP............       347
           5,500               TCF FINANCIAL CORP................       162
           1,700               - TR FINANCIAL CORP...............        71
             600               - TRANS FINANCIAL, INC............        34
           5,400               TRUSTMARK CORP....................       118
          49,936               U.S. BANCORP......................     2,147
           1,900               U.S. TRUST CORP...................       145
           1,500               UMB FINANCIAL CORP................        74
           4,796               UNION PLANTERS CORP...............       282
             600               UNIONBANCAL CORP..................        58
           2,000               UNITED BANKSHARES, INC............        68
           2,500               UST CORP..........................        66
           4,698               VALLEY NATIONAL BANCORP...........       136
          13,836               WACHOVIA CORP.....................     1,169
           3,593               WASHINGTON FEDERAL, INC...........        99
          24,988               WASHINGTON MUTUAL, INC............     1,085
           3,400               WEBSTER FINANCIAL CORP............       113
           5,024               WELLS FARGO & CO..................     1,854

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              DEPOSITORY
                               INSTITUTIONS--(continued)
           3,300               - WESTAMERICA BANCORP.............  $    106
           2,200               - WESTERNBANK PUERTO RICO.........        37
           1,400               WHITNEY HOLDINGS CORP.............        71
           2,300               WILMINGTON TRUST CORP.............       140
           4,400               ZIONS BANCORP.....................       234
                                                                   --------
                                                                     64,517
                                                                   --------
                              EATING AND DRINKING PLACES--0.73%
           2,100               APPLE SOUTH, INC..................        27
           3,000               - APPLEBEES INTERNATIONAL, INC....        67
           3,400               BOB EVANS FARMS, INC..............        72
           8,300               - BOSTON CHICKEN, INC.............        13
           5,100               - BRINKER INTERNATIONAL, INC......        98
           3,100               - BUFFETS, INC....................        49
           3,300               CKE RESTAURANTS, INC..............       136
           4,000               CRACKER BARREL OLD COUNTRY STORE,
                                INC..............................       127
           8,500               DARDEN RESTAURANTS, INC...........       135
           2,800               - FOODMAKER, INC..................        47
           1,400               - LANDRYS SEAFOOD RESTAURANTS,
                                INC..............................        25
           1,800               - LONE STAR STEAKHOUSE & SALOON,
                                INC..............................        25
           3,000               LUBYS CAFETERIA, INC..............        53
          46,000               MCDONALDS CORP....................     3,174
           5,866               MORRISON HEALTH CARE, INC.........       111
           3,300               - OUTBACK STEAKHOUSE, INC.........       129
           1,300               - PAPA JOHNS INTERNATIONAL, INC...        51
           1,900               - PLANET HOLLYWOOD, INC
                                (CLASS A)........................        13
           1,350               - RAINFOREST CAFE, INC............        19
             700               - RARE HOSPITALITY INTERNATIONAL,
                                INC..............................        10
           7,800               RUBY TUESDAY, INC.................       121
           4,100               - RYANS FAMILY STEAK HOUSES,
                                INC..............................        42
           1,500               - SBARRO, INC.....................        41
             600               - SHOWBIZ PIZZA TIME, INC.........        24
           8,740               - TRICON GLOBAL RESTAURANTS,
                                INC..............................       277
           3,160               - U.S. FOODSERVICE, INC...........       111
           6,000               WENDYS INTERNATIONAL, INC.........       141
                                                                   --------
                                                                      5,138
                                                                   --------
                              EDUCATIONAL SERVICES--0.05%
           3,300               - APOLLO GROUP, INC (CLASS A).....       109
           4,600               - DEVRY, INC......................       101
           1,200               - ITT EDUCATIONAL SERVICES, INC...        39
             800               - LEARNING TREE INTERNATIONAL,
                                INC..............................        16
           1,950               - SYLVAN LEARNING SYSTEMS, INC....        64
                                                                   --------
                                                                        329
                                                                   --------
                              ELECTRIC, GAS, AND SANITARY
                               SERVICES--4.33%
           9,500               - AES CORP........................       499
           4,300               AGL RESOURCES, INC................        85
           7,100               ALLEGHENY ENERGY, INC.............       214
           6,900               - ALLIED WASTE INDUSTRIES, INC....       166
          14,560               AMEREN CORP.......................       579
          12,300               AMERICAN ELECTRIC POWER CO, INC...       558
           4,600               - AMERICAN STANDARD COS, INC......       206
           4,400               AMERICAN WATER WORKS CO, INC......       136
           2,468               ATMOS ENERGY CORP.................        75
           8,500               BALTIMORE GAS & ELECTRIC CO.......       264

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           3,200               BEC ENERGY........................  $    133
          12,700               BROWNING FERRIS INDUSTRIES, INC...       441
           4,700               - CALENERGY, INC..................       141
           9,200               CAROLINA POWER & LIGHT CO.........       399
          11,500               CENTRAL & SOUTH WEST CORP.........       309
           2,100               CENTRAL HUDSON GAS & ELECTRIC
                                CORP.............................        96
          11,645               CENTRAL MAINE POWER CO............       227
           2,000               CILCORP, INC......................        96
           8,500               CINERGY CORP......................       298
          11,257               - CITIZENS UTILITIES CO (CLASS B).       108
           2,300               CLECO CORP........................        68
           6,200               CMS ENERGY CORP...................       273
           6,600               COASTAL CORP......................       461
           5,800               COMMONWEALTH ENERGY SYSTEM CO.....       219
          16,225               CONECTIV, INC.....................       333
             537               CONECTIV, INC (CLASS A)...........        19
          14,700               CONSOLIDATED EDISON CO OF N.Y.,
                                INC..............................       677
             600               - CTG RESOURCES, INC..............        14
          11,900               DOMINION RESOURCES, INC...........       485
           9,000               DPL, INC..........................       163
           4,800               DQE, INC..........................       173
           8,600               DTE ENERGY CO.....................       347
          24,433               DUKE ENERGY CORP..................     1,448
           8,200               EASTERN UTILITIES ASSOCIATION
                                CO...............................       215
          24,100               EDISON INTERNATIONAL CO...........       712
           7,702               EL PASO NATURAL GAS CO............       295
             900               - ENERGEN CORP....................        18
           4,600               ENERGY EAST CORP..................       191
          13,800               ENTERGY CORP......................       397
           3,100               EQUITABLE RESOURCES, INC..........        95
             200               ETOWN CORP........................         8
          14,602               FIRSTENERGY CORP..................       449
           5,200               FLORIDA PROGRESS CORP.............       214
          10,900               FPL GROUP, INC....................       687
           7,600               GPU, INC..........................       287
           2,300               HAWAIIAN ELECTRIC INDUSTRIES,
                                INC..............................        91
          18,203               HOUSTON INDUSTRIES, INC...........       562
           2,600               IDAHO POWER CO....................        90
           4,400               ILLINOVA CORP.....................       132
           2,500               INDIANA ENERGY, INC...............        75
           5,450               INTERSTATE ENERGY CORP............       177
           3,700               IPALCO ENTERPRISES, INC...........       164
           4,200               KANSAS CITY POWER & LIGHT CO......       122
           1,900               KN ENERGY, INC....................       103
          19,600               - LAIDLAW ENVIRONMENTAL SERVICES,
                                INC..............................        71
           8,943               LOUISVILLE GAS & ELECTRIC ENERGY
                                CORP.............................       242
          12,436               - MARKETSPAN CORP.................       372
           4,800               MCN ENERGY GROUP, INC.............       119
           2,400               MDU RESOURCES GROUP, INC..........        86
           5,800               MIDAMERICAN ENERGY HOLDINGS CO....       125
           2,800               MINNESOTA POWER, INC..............       111
           4,100               MONTANA POWER CO..................       142
           2,400               NATIONAL FUEL GAS CO..............       105
           4,200               NEVADA POWER CO...................       108
           6,485               NEW CENTURY ENERGIES, INC.........       295

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              ELECTRIC, GAS, AND SANITARY
                               SERVICES--(continued)
           4,200               NEW ENGLAND ELECTRIC SYSTEMS CO...  $    182
           9,100               - NIAGARA MOHAWK POWER CORP.......       136
           2,700               NICOR, INC........................       108
           7,200               NIPSCO INDUSTRIES, INC............       202
           9,800               - NORTHEAST UTILITIES CO..........       166
           8,400               NORTHERN STATES POWER CO..........       240
           2,850               NORTHWEST NATURAL GAS CO..........        80
             300               NUI CORP..........................         8
           3,700               OGDEN CORP........................       102
           5,400               OGE ENERGY CORP...................       146
           1,605               ONEOK, INC........................        64
           6,400               ORANGE & ROCKLAND UTILITY, INC....       344
             200               OTTER TAIL POWER CO...............         7
          17,800               PACIFICORP........................       403
          27,100               PECO ENERGY CO....................       791
           2,000               PEOPLES ENERGY CORP...............        77
          27,429               PG&E CORP.........................       866
           3,329               PIEDMONT NATURAL GAS CO, INC......       112
           5,100               PINNACLE WEST CAPITAL CORP........       230
           7,200               POTOMAC ELECTRIC POWER CO.........       180
           9,300               PP&L RESOURCES, INC...............       211
           3,500               PUBLIC SERVICE CO OF NEW MEXICO...        79
          13,500               PUBLIC SERVICE ENTERPRISE GROUP,
                                INC..............................       465
           5,478               PUGET SOUND ENERGY, INC...........       147
          20,500               - REPUBLIC INDUSTRIES, INC........       513
           2,900               ROCHESTER GAS & ELECTRIC CORP.....        93
           6,300               SCANA CORP........................       188
          13,418               - SEMPRA ENERGY...................       372
           2,900               SIERRA PACIFIC RESOURCES..........       105
           1,400               - SIG CORP, INC...................        45
           7,700               SONAT, INC........................       297
           1,200               SOUTHERN CALIFORNIA WATER CO......        33
          46,600               SOUTHERN CO.......................     1,290
           6,200               SOUTHWEST GAS CORP................       152
           1,800               - SUPERIOR SERVICES, INC..........        54
           7,000               TECO ENERGY, INC..................       188
          15,367               TEXAS UTILITIES CO................       640
          12,497               - U.S.A. WASTE SERVICES, INC......       617
           2,637               UGI CORP..........................        66
          13,200               UNICOM CORP.......................       463
           3,900               - UNISOURCE ENERGY CORP HOLDING
                                CO...............................        61
           3,900               UNITED ILLUMINATING CO............       197
           3,500               UNITED WATER RESOURCES, INC.......        63
           3,075               UTILICORP UNITED, INC.............       116
           2,700               WASHINGTON GAS LIGHT CO...........        72
           5,500               WASHINGTON WATER POWER CO.........       123
          30,270               WASTE MANAGEMENT, INC.............     1,059
           1,700               WESTERN GAS RESOURCES, INC........        25
           3,900               WESTERN RESOURCES, INC............       151
           5,000               WICOR, INC........................       116
          27,333               WILLIAMS COS, INC.................       922
           7,400               WISCONSIN ENERGY CORP.............       225
           2,900               WPS RESOURCES CORP................        95
                                                                   --------
                                                                     30,257
                                                                   --------

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              ELECTRONIC AND OTHER ELECTRIC
                               EQUIPMENT--6.56%
           4,000               - ACTEL CORP......................  $     43
           8,900               - ADC TELECOMMUNICATIONS, INC.....       325
           1,400               - ADTRAN, INC.....................        37
           5,000               - ADVANCED FIBRE COMMUNICATIONS...       200
           8,900               - ADVANCED MICRO DEVICES, INC.....       152
           1,600               - ALLEN TELECOM, INC..............        19
           6,100               - ALTERA CORP.....................       180
           4,900               - AMERICAN POWER CONVERSION
                                CORP.............................       147
           2,400               AMETEK, INC.......................        70
          13,900               AMP, INC..........................       478
           1,600               - ANADIGICS, INC..................        22
          10,466               - ANALOG DEVICES, INC.............       257
           5,475               - ANDREW CORP.....................        99
           3,000               - ANTEC CORP......................        70
           2,300               - APPLIED MAGNETICS CORP..........        18
           2,700               - ARTESYN TECHNOLOGIES, INC.......        43
          11,680               - ASCEND COMMUNICATIONS, INC......       579
           3,300               - ASPECT TELECOMMUNICATIONS
                                CORP.............................        90
           6,700               - ATMEL CORP......................        91
           2,000               - AVID TECHNOLOGIES, INC..........        67
           1,500               AVX CORP..........................        24
           3,466               BALDOR ELECTRIC CO................        84
           2,400               - BERG ELECTRICS CORP.............        47
           2,300               BMC INDUSTRIES, INC...............        20
           2,250               - BURR BROWN CORP.................        47
           9,800               - CHYRON CORP.....................        36
           6,700               - CIENA CORP......................       466
             700               - COHERENT COMMUNICATIONS SYSTEMS
                                CORP.............................        33
           3,175               - COMVERSE TECHNOLOGY, INC........       165
           6,635               COOPER INDUSTRIES, INC............       365
           2,000               - CYMER, INC......................        32
           5,200               - CYPRESS SEMICONDUCTOR CORP......        43
           2,000               DALLAS SEMICONDUCTOR CORP.........        62
           2,800               - DIGITAL MICROWAVE CORP..........        20
           1,600               - DII GROUP, INC..................        27
           7,900               - DSC COMMUNICATIONS CORP.........       237
           2,400               - DSP COMMUNICATIONS, INC.........        33
          29,900               EMERSON ELECTRIC CO...............     1,805
             200               - ESTERLINE CORP..................         4
           1,900               EXIDE CORP........................        32
           7,500               - GENERAL DATACOMM INDUSTRIES,
                                INC..............................        38
         221,500               GENERAL ELECTRIC CO...............    20,157
           6,900               - GENERAL INSTRUMENT CORP.........       188
           3,725               - GENERAL SEMICONDUCTOR, INC......        37
          17,200               - GEOTEK COMMUNICATIONS, INC......         3
           4,125               - GLENAYRE TECHNOLOGIES, INC......        44
           1,200               - HADCO CORP......................        28
           1,335               HARMAN INTERNATIONAL INDUSTRIES,
                                INC..............................        51
           5,400               HARRIS CORP.......................       241
           2,900               - HMT TECHNOLOGY CORP.............        24
           1,700               - HUTCHINSON TECHNOLOGY, INC......        46
           6,400               - INTEGRATED DEVICE TECHNOLOGY,
                                INC..............................        46
         114,900               INTEL CORP........................     8,517
             500               INTER-TEL, INC....................         8
           3,900               - INTERNATIONAL RECTIFIER CORP....        33

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              ELECTRONIC AND OTHER ELECTRIC
                               EQUIPMENT--(continued)
             800               - JABIL CIRCUIT, INC..............  $     26
           3,500               - KEMET CORP......................        46
           2,100               KUHLMAN CORP......................        83
           1,400               - LATTICE SEMICONDUCTOR CORP......        40
           5,175               - LEVEL ONE COMMUNICATIONS, INC...       122
           5,100               LINEAR TECHNOLOGY CO..............       308
           4,500               - LITTLEFUSE, INC.................       114
           8,900               - LSI LOGIC CORP..................       205
           4,600               - MAGNETEK, INC...................        72
           8,200               - MAXIM INTEGRATED PRODUCTS.......       260
           6,200               MAYTAG CO.........................       306
           1,200               - MEMC ELECTRONIC MATERIALS,
                                INC..............................        12
           2,100               METHODE ELECTRONICS, INC
                                (CLASS A)........................        33
             800               - MICREL, INC.....................        26
           3,225               - MICROCHIP TECHNOLOGY, INC.......        84
          11,700               - MICRON TECHNOLOGY, INC..........       290
           5,337               MOLEX, INC........................       133
          40,700               MOTOROLA, INC.....................     2,139
           1,400               - MRV COMMUNICATIONS, INC.........        29
          10,202               - NATIONAL SEMICONDUCTOR CORP.....       135
           1,900               - NEOMAGIC CORP...................        29
           1,500               - OAK INDUSTRIES, INC.............        53
           2,300               - OMNIPOINT CORP..................        53
           2,800               - P-COM, INC......................        26
           4,500               - PAIRGAIN TECHNOLOGIES, INC......        78
           4,500               - PICTURETEL CORP.................        42
           1,000               PITTWAY CORP (CLASS A)............        74
           2,400               - PLANTRONICS, INC................       124
           2,400               - PMC-SIERRA, INC.................       113
           1,800               - POWERWAVE TECHNOLOGIES, INC.....        30
           2,100               - PREMISYS COMMUNICATIONS, INC....        52
           1,000               - RAMBUS, INC.....................        61
           3,100               - READ RITE CORP..................        28
           3,700               - S3, INC.........................        19
           1,900               - SANDISK CORP....................        26
           3,000               - SANMINA CORP....................       130
             700               - SAWTEK, INC.....................        10
           4,100               - SCI SYSTEMS, INC................       154
           5,100               SCIENTIFIC-ATLANTA, INC...........       129
           4,800               - SENSORMATIC ELECTRONICS CORP....        67
           1,600               - SMART MODULAR TECHNOLOGIES,
                                INC..............................        23
             800               - SPEEDFAM INTERNATIONAL, INC.....        15
           3,600               SYMBOL TECHNOLOGIES, INC..........       136
           1,600               - TEKELEC.........................        72
          10,800               - TELLABS, INC....................       774
          25,800               TEXAS INSTRUMENTS, INC............     1,504
          10,775               - THERMO ELECTRON CORP............       368
           3,399               THOMAS & BETTS CORP...............       167
           2,500               - UCAR INTERNATIONAL, INC.........        73
           2,200               - UNITRODE CORP...................        25
           2,000               - VICOR CORP......................        28
           3,300               - VIDEOSERVER, INC................        40
           3,168               - VISHAY INTERTECHNOLOGY, INC.....        57
           1,700               - VISX, INC.......................       101
           4,900               - VITESSE SEMICONDUCTOR CORP......       151
           2,900               - VLSI TECHNOLOGY, INC............        49
           4,100               WHIRLPOOL CORP....................       282

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           1,800               - WORLD ACCESS, INC...............  $     54
           4,800               - XILINX, INC.....................       163
           1,300               x- ZENITH ELECTRONICS CORP........         0
           1,400               - ZORAN CORP......................        18
                                                                   --------
                                                                     45,891
                                                                   --------
                              ENGINEERING AND MANAGEMENT
                               SERVICES--0.10%
           1,500               BLOUNT INTERNATIONAL, INC.........        43
           2,600               - CEPHALON, INC...................        20
           5,200               - CORRECTIONS CORP OF AMERICA.....       122
           2,600               - ICOS CORP.......................        50
           1,300               - INCYTE PHARMACEUTICALS, INC.....        44
           1,600               - JACOBS ENGINEERING GROUP, INC...        51
           5,200               - MEDAPHIS CORP...................        31
          17,000               - NEUROMEDICAL SYSTEMS, INC.......        12
             400               - NFO WORLDWIDE, INC..............         7
           3,600               - QUINTILES TRANSNATIONAL CORP....       177
           2,200               - RENAISSANCE WORLDWIDE, INC......        48
             600               - SCIOS, INC......................         5
           2,000               - TRANSKARYOTIC THERAPIES, INC....        52
           3,600               - U.S. BIOSCIENCE, INC............        29
           1,200               - WACKENHUT CORRECTIONS CORP......        28
                                                                   --------
                                                                        719
                                                                   --------
                              FABRICATED METAL PRODUCTS--1.29%
           1,900               AEROQUIP-VICKERS, INC.............       111
           1,000               - ALLIANT TECHSYSTEMS, INC........        63
           2,000               - AMERICAN SAFETY RAZOR CO........        29
           1,600               APTARGROUP, INC...................       100
           2,094               BALL CORP.........................        84
           1,600               - COLEMAN CO, INC.................        19
           2,500               CRANE CO..........................       121
           7,100               CROWN CORK & SEAL CO, INC.........       337
          75,978               GILLETTE CO.......................     4,307
           3,100               HARSCO CORP.......................       142
           4,260               HUBBELL, INC (CLASS B)............       177
          13,300               ILLINOIS TOOL WORKS, INC..........       887
           9,800               MASCO CORP........................       593
           2,100               MASCOTECH, INC....................        50
           3,150               - MILLER INDUSTRIES, INC..........        24
           6,850               PARKER-HANNIFIN CORP..............       261
           1,400               PRIMEX TECHNOLOGIES, INC..........        72
           9,900               ROCKWELL INTERNATIONAL CORP.......       476
           9,100               - ROHN INDUSTRIES, INC............        43
           3,850               SNAP-ON, INC......................       140
           7,000               - SOLECTRON CORP..................       294
           4,200               STANLEY WORKS CO..................       175
           2,700               STRUM, RUGER & CO, INC............        45
           1,300               - TOWER AUTOMOTIVE, INC...........        56
           9,600               TRANSPRO, INC.....................        71
           5,000               TRINITY INDUSTRIES, INC...........       208
           3,300               VALMONT INDUSTRIES................        66
           1,900               - WYMAN-GORDON CO.................        38
                                                                   --------
                                                                      8,989
                                                                   --------
                              FOOD AND KINDRED PRODUCTS--4.73%
           1,880               - AGRIBRANDS INTERNATIONAL, INC...        57
          31,900               ANHEUSER BUSCH COS, INC...........     1,505
          38,157               ARCHER DANIELS MIDLAND CO.........       739
          19,300               BESTFOODS, INC....................     1,121
           1,600               BROWN FORMAN, INC (CLASS B).......       103

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              FOOD AND KINDRED
                               PRODUCTS--(continued)
          17,200               CAMPBELL SOUP CO..................  $    914
           1,000               - CANANDAIGUA BRANDS, INC
                                (CLASS A)........................        49
           5,066               - CASTLE & COOKE, INC.............        96
           2,800               CHIQUITA BRANDS INTERNATIONAL,
                                INC..............................        39
         153,800               COCA COLA CO......................    13,150
          14,300               COCA COLA ENTERPRISES, INC........       561
          31,600               CONAGRA, INC......................     1,001
           2,900               COORS (ADOLPH) CO (CLASS B).......        99
           3,875               - CORN PRODUCTS INTERNATIONAL,
                                INC..............................       131
           2,400               DEAN FOODS CO.....................       132
           2,800               DOLE FOOD, INC....................       139
           2,600               DREYERS GRAND ICE CREAM, INC......        52
           1,608               EARTHGRAINS CO....................        90
           5,950               FLOWERS INDUSTRIES, INC...........       122
          11,007               GENERAL MILLS, INC................       753
          24,500               HEINZ (H.J.) CO...................     1,375
           6,200               HERSHEY FOODS CORP................       428
           2,700               HORMEL FOODS CORP.................        93
           6,100               IBP, INC..........................       111
           3,000               INTERSTATE BAKERIES CORP..........       100
          14,900               KELLOGG CO........................       560
           1,950               LANCASTER COLONY CORP.............        74
           1,900               LANCE, INC........................        43
           4,000               MCCORMICK & CO, INC (NON-VOTE)....       143
           1,000               MICHAEL FOODS, INC................        29
           3,500               NABISCO HOLDINGS CORP (CLASS A)...       126
         101,400               PEPSICO, INC......................     4,176
           8,900               QUAKER OATS CO....................       489
           2,500               - RALCORP HOLDINGS, INC...........        47
           7,200               RALSTON PURINA CO.................       841
             800               RIVIANA FOODS, INC................        18
          20,001               RJR NABISCO HOLDINGS CORP.........       475
          31,800               SARA LEE CORP.....................     1,779
           2,600               - SMITHFIELD FOODS, INC...........        79
           1,133               TOOTSIE ROLL INDUSTRIES, INC......        87
           1,300               - TRIARC COS, INC.................        29
           9,600               TYSON FOODS, INC..................       208
           3,800               UNIVERSAL FOODS CORP..............        84
           1,680               - VLASIC FOODS INTERNATIONAL,
                                INC..............................        34
           6,800               WHITMAN CORP......................       156
             200               WORTHINGTON FOODS, INC............         4
           6,700               WRIGLEY (WM) JR CO................       657
                                                                   --------
                                                                     33,098
                                                                   --------
                              FOOD STORES--0.67%
          14,700               ALBERTSONS, INC...................       762
          15,000               AMERICAN STORES CO................       363
              39               x- BRUNOS, INC....................         0
           1,100               - DOMINICKS SUPERMARKETS, INC.....        49
          22,300               FOOD LION, INC (CLASS B)..........       224
           5,500               - GENERAL NUTRITION COS, INC......       171
           3,800               GIANT FOOD, INC (CLASS A).........       164
           1,200               GREAT ATLANTIC & PACIFIC TEA CO,
                                INC..............................        40
           2,300               HANNAFORD BROTHERS, INC...........       101
          15,700               - KROGER CO.......................       673

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
          32,404               - SAFEWAY, INC....................  $  1,318
          14,100               - SOUTHLAND CORP..................        39
           5,900               - STARBUCKS CORP..................       315
           1,100               WEIS MARKETS, INC.................        40
           1,600               - WHOLE FOODS MARKET, INC.........        97
           5,900               WINN DIXIE STORES, INC............       302
                                                                   --------
                                                                      4,658
                                                                   --------
                              FURNITURE AND FIXTURES--0.14%
           1,700               BASSETT FURNITURE INDUSTRIES,
                                INC..............................        48
           4,200               - FURNITURE BRANDS INTERNATIONAL,
                                INC..............................       118
           3,600               HON INDUSTRIES, INC...............       122
           2,600               KIMBALL INTERNATIONAL, INC
                                (CLASS B)........................        47
           1,200               - KNOLL, INC......................        35
           1,200               LA-Z-BOY, INC.....................        68
          11,600               LEGGETT & PLATT, INC..............       290
           6,000               MILLER (HERMAN), INC..............       146
           5,250               U.S. INDUSTRIES, INC..............       130
                                                                   --------
                                                                      1,004
                                                                   --------
                              FURNITURE AND HOMEFURNISHING
                               STORES--0.18%
           3,000               - BED BATH & BEYOND, INC..........       155
           4,600               - BEST BUY, INC...................       166
           5,400               - COMPUSA, INC....................        98
           2,000               ETHAN ALLEN INTERIORS, INC........       100
           3,800               HEILIG MEYERS CO..................        47
           3,600               - LINENS N THINGS, INC............       110
           3,000               - MUSICLAND STORES CORP...........        42
           4,200               PIER 1 IMPORTS, INC...............       100
           3,900               SUNBEAM CORP......................        40
           6,600               TANDY CORP........................       350
           2,400               - WILLIAMS-SONOMA, INC............        76
                                                                   --------
                                                                      1,284
                                                                   --------
                              GENERAL BUILDING CONTRACTORS--0.11%
           3,400               CENTEX CORP.......................       128
           2,400               HILLENBRAND INDUSTRIES, INC.......       144
           3,900               HORTON (D.R.), INC................        81
           2,700               KAUFMAN & BROAD HOME CORP.........        86
           2,200               LENNAR CORP.......................        65
           3,200               PULTE CORP........................        96
           2,400               - TOLL BROTHERS, INC..............        69
           3,900               - WALTER INDUSTRIES, INC..........        74
                                                                   --------
                                                                        743
                                                                   --------
                              GENERAL MERCHANDISE STORES--2.10%
             800               - 99 CENTS ONLY STORES............        33
             500               - AMES DEPARTMENT STORES, INC.....        13
           2,800               - BJS WHOLESALE CLUB, INC.........       114
           2,400               x- CALDOR CORP....................         1
           5,400               CASEYS GENERAL STORES, INC........        89
           6,909               - CONSOLIDATED STORES CORP........       250
          14,500               - COSTCO COS, INC.................       914
          29,200               DAYTON HUDSON CORP................     1,416
           6,500               DILLARDS, INC (CLASS A)...........       269
           6,996               DOLLAR GENERAL CORP...............       277
           4,350               - DOLLAR TREE STORES, INC.........       177

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              GENERAL MERCHANDISE
                               STORES--(continued)
           7,600               FAMILY DOLLAR STORES, INC.........  $    141
          13,770               - FEDERATED DEPARTMENT STORES,
                                INC..............................       741
           8,904               - FRED MEYER, INC.................       378
           3,100               HARCOURT GENERAL, INC.............       184
           5,800               - HOMEBASE, INC...................        46
          35,000               - K MART CORP.....................       674
           8,800               - KOHLS CORP......................       457
          15,100               MAY DEPARTMENT STORES CO..........       989
           1,200               MERCANTILE STORES CO, INC.........        95
           1,500               - NEIMAN-MARCUS GROUP, INC........        65
          14,745               PENNEY (J.C.) CO, INC.............     1,066
           6,500               - PROFFITTS, INC..................       262
           3,100               ROSS STORES, INC..................       133
             678               - SCHOOL SPECIALTY, INC...........        11
           2,900               - SHOPKO STORES, INC..............        99
           7,600               - VENATOR GROUP, INC..............       145
          93,000               WAL-MART STORES, INC..............     5,650
                                                                   --------
                                                                     14,689
                                                                   --------
                              HEALTH SERVICES--0.96%
           1,500               - ACCESS HEALTH, INC..............        38
           1,000               - AMERICAN ONCOLOGY RESOURCES,
                                INC..............................        12
           3,800               - APRIA HEALTHCARE GROUP, INC.....        25
           6,800               - BEVERLY ENTERPRISES, INC........        94
           6,050               - CLINTRIALS, INC.................        29
          41,538               COLUMBIA/HCA HEALTHCARE CORP......     1,210
           3,700               - CONCENTRA MANAGED CARE, INC.....        96
           4,800               - COVENTRY HEALTH CARE, INC.......        71
             200               - CURATIVE HEALTH SERVICES, INC...         6
             700               - EXPRESS SCRIPTS, INC............        56
           4,000               - FIRST HEALTH GROUP CORP.........       114
           2,200               - GENESIS HEALTH VENTURES, INC....        55
           2,750               - HEALTH CARE & RETIREMENT CORP...       108
           8,700               - HEALTH MANAGEMENT ASSOCIATES,
                                INC (CLASS A)....................       291
          25,698               - HEALTHSOUTH CORP................       686
           9,400               - HUMANA, INC.....................       293
           2,977               - INTEGRATED HEALTH SERVICES,
                                INC..............................       112
          20,752               - LABORATORY CORP OF AMERICA
                                HOLDINGS.........................        48
             260               - LABORATORY CORP OF AMERICA
                                HOLDINGS WTS 04/28/00............         0
           2,463               - LCA-VISION, INC.................         7
           3,400               - LINCARE HOLDINGS, INC...........       143
           2,200               - MAGELLAN HEALTH SERVICES, INC...        56
           2,900               MANOR CARE, INC...................       111
           3,600               - MARINER HEALTH GROUP, INC.......        60
           3,100               - MAXICARE HEALTH PLANS, INC......        21
           2,200               - MID ATLANTIC MEDICAL SERVICES,
                                INC..............................        25
           2,700               - NATIONAL SURGERY CENTERS, INC...        78
           3,500               - NOVACARE, INC...................        41
           5,000               OMNICARE, INC.....................       191
           2,000               - ORTHODONTIC CENTERS OF AMERICA,
                                INC..............................        42
           6,530               - PARAGON HEALTH NETWORK, INC.....       105
             800               - PEDIATRIX MEDICAL GROUP, INC....        30

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           5,150               - PHARMERICA, INC.................  $     62
           3,800               - PHYCOR, INC.....................        63
           2,800               - PHYSICIAN RELIANCE NETWORK,
                                INC..............................        32
           6,600               - PHYSICIANS RESOURCE GROUP,
                                INC..............................        30
           6,000               - PSS WORLD MEDICAL, INC..........        88
           5,362               - QUEST DIAGNOSTICS, INC..........       117
           4,950               - QUORUM HEALTH GROUP, INC........       131
           2,100               - RENAL CARE GROUP, INC...........        93
           2,850               - SIERRA HEALTH SERVICES, INC.....        72
           3,300               - SUN HEALTHCARE GROUP, INC.......        48
          19,825               - TENET HEALTHCARE CORP...........       620
           5,569               - TOTAL RENAL CARE HOLDINGS,
                                INC..............................       192
          11,600               UNITED HEALTHCARE CORP............       737
           2,500               - UNIVERSAL HEALTH SERVICES,
                                INC..............................       146
           3,241               - VENCOR, INC.....................        23
                                                                   --------
                                                                      6,708
                                                                   --------
                              HEAVY CONSTRUCTION, EXCEPT
                               BUILDING--0.04%
           4,600               FLUOR CORP........................       235
           2,500               FOSTER WHEELER CORP...............        54
                                                                   --------
                                                                        289
                                                                   --------
                              HOLDING AND OTHER INVESTMENT
                               OFFICES--1.27%
           3,800               AMBAC FINANCIAL GROUP, INC........       222
           3,800               - APARTMENT INVESTMENT &
                                MANAGEMENT CO....................       150
           5,700               ARDEN REALTY GROUP, INC...........       147
           6,996               AVALON BAY COMMUNITIES, INC.......       266
           5,300               BRE PROPERTIES, INC (CLASS A).....       138
           5,300               CAMDEN PROPERTY TR................       158
           4,459               CAPSTEAD MORTGAGE CORP............        37
           5,200               CARRAMERICA REALTY CORP...........       148
           4,700               CHATEAU PROPERTIES, INC...........       135
           1,300               - COAST FEDERAL LITIGATION
                                CONTINGENT RTS...................        20
           2,400               COLONIAL PROPERTIES TR............        74
           7,700               CORNERSTONE PROPERTIES, INC.......       136
           3,400               COUSINS PROPERTIES, INC...........       102
           6,900               CRESCENT REAL ESTATE EQUITIES,
                                INC..............................       232
             400               - CRESECENT OPERATING, INC........         7
           6,200               CRIIMI MAE, INC...................        86
           3,000               CROWN AMERICAN REALTY TR..........        29
           3,600               DEVELOPERS DIVERSIFIED REALTY
                                CORP.............................       141
           5,800               DUKE REALTY INVESTMENTS, INC......       137
           6,979               DYNEX CAPITAL, INC................        78
           4,950               EQUITY OFFICE PROPERTIES TR.......       140
           6,750               EQUITY RESIDENTIAL PROPERTIES TR
                                CO...............................       320
           3,000               EVEREST REINSURANCE HOLDINGS,
                                INC..............................       115
           4,700               FEDERAL REALTY INVESTMENT TR......       113
           2,900               FELCOR SUITE HOTELS, INC..........        91
           3,700               FIRST INDUSTRIAL REALTY TR, INC...       118
           3,900               GENERAL GROWTH PROPERTIES, INC....       146
           3,600               GLENBOROUGH REALTY TR, INC........        95
           8,300               HEALTH & RETIREMENT PROPERTY TR...       156

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              HOLDING AND OTHER INVESTMENT
                               OFFICES--(continued)
           4,700               HEALTH CARE PROPERTY INVESTORS,
                                INC..............................  $    169
           3,500               HIGHWOODS PROPERTIES, INC.........       113
           4,300               HOSPITALITY PROPERTIES TR.........       138
           7,023               INDYMAC MORTGAGE HOLDINGS, INC....       160
           3,800               KILROY REALTY CORP................        95
           4,100               KIMCO REALTY CORP.................       168
           5,200               LIBERTY PROPERTY TR CO............       133
           4,300               MACERICH CO (THE).................       126
           4,100               MACK-CALI REALTY CORP.............       141
           2,767               MEDITRUST CORP PAIRED.............        77
           4,400               MERIDIAN INDUSTRIAL TR, INC.......       101
           5,716               MERRY LAND & INVESTMENT CO, INC...       120
           3,100               NATIONAL HEALTH INVESTORS, INC....       103
           4,900               NATIONWIDE HEALTH PROPERTIES,
                                INC..............................       117
           5,926               NEW PLAN REALTY TR................       145
           4,300               OMEGA HEALTHCARE INVESTORS, INC...       151
           8,137               PATRIOT AMERICAN HOSPITALITY,
                                INC..............................       195
           3,600               POST PROPERTIES, INC..............       139
           4,000               PRENTISS PROPERTIES TR............        97
           5,400               PUBLIC STORAGE, INC...............       151
           4,300               REALTY INCOME CORP................       113
           4,300               RECKSON ASSOCIATES REALTY CORP....       102
             344               - RECKSON SERVICES INDUSTRIES,
                                INC..............................         1
           1,800               REDWOOD TR, INC...................        32
           1,500               RFS HOTEL INVESTORS, INC..........        29
           1,600               - SAUL CENTERS, INC...............        28
           4,587               SECURITY CAPITAL ATLANTIC, INC....       102
           5,590               SECURITY CAPITAL INDUSTRIAL TR....       140
           5,385               SECURITY CAPITAL PACIFIC TR.......       121
           4,500               SHURGARD STORAGE CENTERS, INC.....       125
           8,164               SIMON DEBARTOLO GROUP, INC........       265
           4,300               SPIEKER PROPERTIES, INC...........       167
           5,695               STARWOOD HOTELS & RESORTS TR......       275
           3,600               STORAGE U.S.A., INC...............       126
           9,500               TAUBMAN CENTERS, INC..............       135
           2,800               TRINET CORPORATE REALTY TR, INC...        95
           9,505               UNITED DOMINION REALTY TR, INC....       132
           3,241               - VENTAS, INC.....................        45
           5,300               VORNADO REALTY TR.................       210
           1,200               WALDEN RESIDENTIAL PROPERTIES,
                                INC..............................        29
           8,600               WASHINGTON REAL ESTATE INVESTMENT
                                TR...............................       149
           3,000               - WELLSFORD REAL PROPERTIES,
                                INC..............................        42
           2,100               WESTFIELD AMERICA, INC............        39
                                                                   --------
                                                                      8,878
                                                                   --------
                              HOTELS AND OTHER LODGING
                               PLACES--0.48%
           6,600               - AZTAR CORP......................        45
           2,700               - BRISTOL HOTEL CO................        66
           1,900               - CAPSTAR HOTEL CO................        53
          55,938               - CENDANT CORP....................     1,168
           6,000               - CHOICE HOTELS INTERNATIONAL,
                                INC..............................        81
           5,300               - CIRCUS CIRCUS ENTERPRISES,
                                INC..............................        90
           4,300               - EXTENDED STAY AMERICA, INC......        48
          11,300               HILTON HOTELS CORP................       322

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           4,766               - HOMESTEAD VILLAGE, INC..........  $     57
          10,400               - HOST MARRIOTT CORP..............       185
           2,760               - HOST MARRIOTT SERVICES CORP.....        40
           3,675               LA QUINTA INNS, INC...............        78
          12,700               MARRIOTT INTERNATIONAL
                                (CLASS A)........................       411
           1,200               - MGM GRAND, INC..................        38
           1,200               - PRIMADONNA RESORTS, INC.........        17
           3,200               - PRIME HOSPITALITY CORP..........        56
           6,768               - PROMUS HOTEL CORP...............       261
           3,500               - RED ROOF INNS, INC..............        59
           1,500               - SIGNATURE RESORTS, INC..........        25
           2,625               - SODEXHO MARRIOTT SERVICES,
                                INC..............................        76
           3,000               - STATION CASINOS, INC............        44
           4,300               - SUNBURST HOSPITALITY CORP.......        30
           2,800               - TRUMP HOTEL & CASINO RESORT,
                                INC..............................        20
           2,300               - VAIL RESORTS, INC...............        61
                                                                   --------
                                                                      3,331
                                                                   --------
                              INDUSTRIAL MACHINERY AND
                               EQUIPMENT--6.04%
          24,342               - 3COM CORP.......................       747
           8,000               - ADAPTEC, INC....................       115
           4,700               AGCO CORP.........................        97
           9,100               - APPLE COMPUTER, INC.............       261
          25,000               - APPLIED MATERIALS, INC..........       738
           2,400               - APPLIED POWER, INC (CLASS A)....        83
           6,800               - AUSPEX SYSTEMS, INC.............        37
          11,100               BAKER HUGHES, INC.................       384
           4,900               - BANCTEC, INC....................       113
          15,202               - BAY NETWORKS, INC...............       490
           1,600               - BELL & HOWELL CO................        41
           5,300               BLACK & DECKER CORP...............       323
           1,400               - BLACK BOX CORP..................        46
           6,400               BRUNSWICK CORP....................       158
           4,100               - C-CUBE MICROSYSTEMS, INC........        76
           6,600               - CABLETRON SYSTEMS, INC..........        89
           2,700               CAMCO INTERNATIONAL, INC..........       210
           5,100               CASE CORP.........................       246
          24,700               CATERPILLAR, INC..................     1,306
           2,400               CINCINNATI MILACRON, INC..........        58
           4,900               - CIRRUS LOGIC, INC...............        55
          68,850               - CISCO SYSTEMS, INC..............     6,339
           3,500               - COLTEC INDUSTRIES, INC..........        70
         105,984               COMPAQ COMPUTER CORP..............     3,007
           3,542               - COOPER CAMERON CORP.............       181
           9,000               - COPYTELE, INC...................        20
           2,500               CUMMINS ENGINE CO, INC............       128
           3,400               - DATA GENERAL CORP...............        51
          16,500               DEERE & CO........................       872
          35,800               - DELL COMPUTER CORP..............     3,323
           1,400               - DETROIT DIESEL CORP.............        30
             700               - DIALOGIC CORP...................        21
           3,200               - DIAMOND MULTIMEDIA SYSTEMS,
                                INC..............................        22
           4,750               DIEBOLD, INC......................       137
           2,800               DONALDSON CO, INC.................        66
          14,700               DOVER CORP........................       503
          11,500               - DRESSER INDUSTRIES, INC.........       507
             500               - DUPONT PHOTOMASKS, INC..........        17
           1,400               EASTERN ENTERPRISES CO............        60
           5,200               EATON CORP........................       404
           2,500               - ELECTROGLAS, INC................        33

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              INDUSTRIAL MACHINERY AND
                               EQUIPMENT--(continued)
          33,400               - EMC CORP........................  $  1,497
           4,200               - ENCAD, INC......................        57
           1,600               - ETEC SYSTEMS, INC...............        56
           2,800               FLOWSERVE CORP....................        69
           4,400               - GATEWAY 2000, INC...............       223
           2,900               GENERAL SIGNAL CORP...............       104
           6,100               - GLOBAL INDUSTRIAL TECHNOLOGIES,
                                INC..............................        88
           3,300               GRACO, INC........................       115
           3,300               HARNISCHFEGER INDUSTRIES, INC.....        93
          54,700               HEWLETT-PACKARD CO................     3,275
           5,600               HUSSMANN INTERNATIONAL, INC.......       104
           2,850               IDEX CORP.........................        98
           4,030               - IMATION CORP....................        67
           3,800               - IN FOCUS SYSTEMS, INC...........        27
          10,550               INGERSOLL-RAND CO.................       465
           3,500               - INTERGRAPH CORP.................        30
          64,700               INTERNATIONAL BUSINESS MACHINES
                                CORP.............................     7,428
          16,300               - IOMEGA CORP.....................        96
           1,400               - IONICS, INC.....................        52
           3,200               JLG INDUSTRIES, INC...............        65
           2,600               KAYDON CORP.......................        92
           1,860               KENNAMETAL, INC...................        78
           3,300               - KOMAG, INC......................        18
           2,100               - KULICHE & SOFFA INDUSTRIES,
                                INC..............................        36
           2,300               - LAM RESEARCH CORP...............        44
           4,600               - LEXMARK INTERNATIONAL GROUP
                                (CLASS A)........................       281
             300               LINDSAY MANUFACTURING CO..........         8
           2,000               - LITTON INDUSTRIES, INC..........       118
           1,750               MANITOWOC, INC....................        71
           1,100               - MICRON ELECTRONICS, INC.........        13
           2,100               - MOHAWK INDUSTRIES, INC..........        67
           6,100               x- MOLTEN METAL TECHNOLOGY, INC...         1
           2,250               - NATIONAL INSTRUMENTS CORP.......        80
             287               - NCR CORP........................         9
           4,000               - NETWORK EQUIPMENT TECHNOLOGIES,
                                INC..............................        63
           1,300               NORDSON CORP......................        61
           2,000               - NOVELLUS SYSTEMS, INC...........        71
           1,600               - OAKLEY, INC.....................        21
           7,400               PALL CORP.........................       152
           3,375               - PAXAR CORP......................        39
           2,800               PENTAIR, INC......................       119
           2,700               - PHOTRONICS, INC.................        60
          19,100               PITNEY BOWES, INC.................       919
           2,000               - PRESSTEK, INC...................        22
           1,000               - PRI AUTOMATION, INC.............        17
           7,200               - QUANTUM CORP....................       149
           4,883               - RATIONAL SOFTWARE CORP..........        74
           2,600               ROPER INDUSTRIES, INC.............        68
           2,100               - SAFEGUARD SCIENTIFICS, INC......        88
          16,048               - SEAGATE TECHNOLOGY, INC.........       382
           2,000               - SECURITY DYNAMICS TECHNOLOGIES,
                                INC..............................        37
           3,200               - SEQUENT COMPUTER SYSTEMS, INC...        39
           3,800               - SHIVA CORP......................        32

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
          13,208               - SILICON GRAPHICS, INC...........  $    160
           2,300               - SILICON VALLEY GROUP, INC.......        37
           1,350               - SLI, INC........................        35
           2,400               - SMITH INTERNATIONAL, INC........        84
             200               - SPS TECHNOLOGIES, INC...........        12
           2,500               STEWART & STEVENSON SERVICES,
                                INC..............................        45
           7,600               - STORAGE TECHNOLOGY CORP.........       330
           1,800               - STRATUS COMPUTER, INC...........        46
          25,600               - SUN MICROSYSTEMS, INC...........     1,112
           2,000               TECUMSEH PRODUCTS CO (CLASS A)....       106
           1,200               - THERMO FIBERTEK, INC............        12
           3,529               TIMKEN CO.........................       109
           9,810               - U.S. FILTER CORP................       275
           2,400               - ULTRATECH STEPPER, INC..........        47
          15,600               - UNISYS CORP.....................       441
           5,600               - UNOVA, INC......................       120
           2,200               - VARCO INTERNATIONAL, INC........        44
           5,400               - WESTERN DIGITAL CORP............        64
           5,900               - XIRCOM, INC.....................        92
           2,700               - XYLAN CORP......................        80
           2,600               YORK INTERNATIONAL CORP...........       113
           1,700               - ZEBRA TECHNOLOGY CORP...........        73
                                                                   --------
                                                                     42,239
                                                                   --------
                              INSTRUMENTS AND RELATED
                               PRODUCTS--2.28%
           1,400               - ACUSON CORP.....................        25
           1,300               - ADVANCED ENERGY INDUSTRIES,
                                INC..............................        15
           1,800               - AFFYMETRIX, INC.................        43
           1,400               ARROW INTERNATIONAL, INC..........        38
           4,200               - ARTERIAL VASCULAR ENGINEERING,
                                INC..............................       150
           2,500               - ATL ULTRASOUND, INC.............       114
           2,400               BALLARD MEDICAL PRODUCTS CO.......        43
           3,500               BARD (C.R.), INC..................       133
           3,100               BAUSCH & LOMB, INC................       155
          18,500               BAXTER INTERNATIONAL, INC.........       996
           1,800               BECKMAN COULTER, INC..............       105
           7,600               BECTON DICKINSON & CO.............       590
           6,300               - BIOMET, INC.....................       208
           8,042               - BOSTON SCIENTIFIC CORP..........       576
           1,600               - COHERENT, INC...................        27
           1,900               - COLE NATIONAL CORP (CLASS A)....        76
           1,500               - CREDENCE SYSTEMS CORP...........        29
           1,900               - CYTEC CORP......................        31
           3,000               DENTSPLY INTERNATIONAL, INC.......        75
           1,400               - DEPUY, INC......................        40
           2,800               - DIONEX CORP.....................        74
             850               - DYNATECH CORP...................         3
          22,000               EASTMAN KODAK CO..................     1,607
           2,900               EG & G, INC.......................        87
           1,900               - GENRAD, INC.....................        38
           9,912               GUIDANT CORP......................       707
           2,500               - HAEMONETICS CORP................        40
           8,400               HONEYWELL, INC....................       702
          13,400               - IMATRON, INC....................        37
           2,600               - INPUT/OUTPUT, INC...............        46
           2,200               INVACARE CORP.....................        56
           5,400               JOHNSON CONTROLS, INC.............       309
           5,800               - KLA-TENCOR CORP.................       161

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              INSTRUMENTS AND RELATED
                               PRODUCTS--(continued)
           4,600               MALLINCKRODT, INC.................  $    137
          31,600               MEDTRONIC, INC....................     2,015
           2,300               MENTOR CORP.......................        56
           3,000               MILLIPORE CORP....................        82
           2,400               MTS SYSTEMS CORP..................        39
           1,000               - NEOPROBE CORP...................         3
           3,000               - ORBITAL SCIENCES CORP...........       112
           3,200               PERKIN-ELMER CORP.................       199
             500               - PHYSIO-CONTROL INTERNATIONAL
                                CORP.............................        13
           2,400               POLAROID CORP.....................        85
           6,218               RAYTHEON CO (CLASS A).............       358
          14,100               RAYTHEON CO (CLASS B).............       834
           3,100               - RESPIRONICS, INC................        48
           1,000               - SCOTT TECHNOLOGIES, INC
                                (CLASS A)........................        15
           2,300               - SEPRACOR, INC...................        95
           1,500               - SOFAMOR DANEK GROUP, INC........       130
           1,033               - SONOSIGHT, INC..................         8
           5,888               - ST. JUDE MEDICAL, INC...........       217
           2,400               - STERIS CORP.....................       153
           4,700               - STRYKER CORP....................       180
          10,050               - SUMMIT TECHNOLOGY, INC..........        55
           6,800               - SUNRISE MEDICAL, INC............       102
           6,200               - SYBRON INTERNATIONAL CORP.......       157
           1,500               - SYNETIC, INC....................        86
           3,550               TEKTRONIX, INC....................       126
           5,400               - TERADYNE, INC...................       144
           2,000               - THERAGENICS CORP................        52
           1,900               - THERMEDICS, INC.................        24
           1,300               - THERMO CARDIOSYSTEMS, INC.......        30
           1,125               - THERMO INSTRUMENT SYSTEMS,
                                INC..............................        30
           1,100               - THERMOQUEST CORP................        16
           1,200               - THERMOTREX CORP.................        21
           3,900               - TRIMBLE NAVIGATION LTD..........        63
           4,500               U.S. SURGICAL CORP................       205
           2,400               - UNIPHASE CORP...................       151
           2,000               VARIAN ASSOCIATES, INC............        78
           1,000               - VEECO INSTRUMENTS, INC..........        25
           2,200               - VIVUS, INC......................        13
           1,800               - WATERS CORP.....................       106
           5,900               X RITE, INC.......................        81
          22,100               XEROX CORP........................     2,246
                                                                   --------
                                                                     15,926
                                                                   --------
                              INSURANCE AGENTS, BROKERS AND
                               SERVICE--0.30%
           4,206               ALLMERICA FINANCIAL CORP..........       273
           9,350               AON CORP..........................       657
           1,350               BERKLEY (W.R.) CORP...............        54
           2,500               GALLAGHER (ARTHUR J.) & CO........       112
          16,800               MARSH & MCLENNAN COS, INC.........     1,015
                                                                   --------
                                                                      2,111
                                                                   --------
                              INSURANCE CARRIERS--4.58%
           3,000               20TH CENTURY INDUSTRIES...........        86
           9,167               AETNA, INC........................       698
          17,100               AFLAC, INC........................       518
             300               - ALLEGHANY CORP (DELAWARE).......        70
           2,700               ALLIED GROUP, INC.................       126

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
          25,778               ALLSTATE CORP.....................  $  2,360
           1,500               - AMERICAN ANNUITY GROUP, INC.....        36
           2,600               AMERICAN BANKERS INSURANCE GROUP,
                                INC..............................       156
           2,000               AMERICAN FINANCIAL GROUP, INC.....        87
          40,350               AMERICAN INTERNATIONAL GROUP,
                                INC..............................     5,891
             200               AMERICAN NATIONAL INSURANCE CO....        21
           2,100               - AMERIN CORP.....................        61
           2,000               AMERUS LIFE HOLDINGS, INC
                                (CLASS A)........................        65
           2,000               ARGONAUT GROUP, INC...............        63
             900               CAPITAL RE CORP...................        64
           2,400               - CENTURY BUSINESS SERVICES,
                                INC..............................        48
             900               - CHICAGO TITLE CORP..............        42
          11,000               CHUBB CORP........................       884
          14,700               CIGNA CORP........................     1,014
          10,988               CINCINNATI FINANCIAL CORP.........       422
           1,600               CITIZENS CORP.....................        50
           1,800               CMAC INVESTMENT CORP..............       111
           1,500               - CNA FINANCIAL CORP..............        70
           1,700               COMMERCE GROUP, INC...............        66
          12,432               CONSECO, INC......................       581
           3,060               - DELPHI FINANCIAL GROUP, INC.....       172
           3,200               ENHANCE FINANCIAL SERVICES GROUP,
                                INC..............................       108
           5,600               EQUITABLE COS, INC................       420
             300               ERIE INDEMNITY CO (CLASS A).......         9
             900               EXECUTIVE RISK, INC...............        66
           4,400               FBL FINANCIAL GROUP, INC
                                (CLASS A)........................       113
           1,900               FIDELITY NATIONAL FINANCIAL,
                                INC..............................        76
           3,100               FINANCIAL SECURITY ASSURANCE
                                HOLDINGS LTD.....................       182
           1,950               FIRST AMERICAN FINANCIAL CORP.....       176
           6,500               - FOUNDATION HEALTH SYSTEMS
                                (CLASS A)........................       171
           1,400               - FPA MEDICAL MANAGEMENT, INC.....         2
           1,650               FREMONT GENERAL CORP..............        89
           2,200               FRONTIER INSURANCE GROUP, INC.....        50
           5,200               GENERAL REINSURANCE CORP..........     1,318
           1,200               HARLEYSVILLE GROUP, INC...........        25
           7,100               HARTFORD FINANCIAL SERVICES GROUP,
                                INC..............................       812
           2,100               HARTFORD LIFE, INC (CLASS A)......       120
           2,000               HCC INSURANCE HOLDINGS, INC.......        44
           3,420               - HIGHLANDS INSURANCE GROUP,
                                INC..............................        63
           2,800               HORACE MANN EDUCATORS CORP........        97
           1,850               HSB GROUP, INC....................        99
           6,450               JEFFERSON-PILOT CORP..............       374
           2,500               JOHN ALDEN FINANCIAL CORP.........        55
           1,100               LIBERTY CORP......................        55
           1,400               LIBERTY FINANCIAL COS, INC........        48
             900               - LIFE RE CORP....................        75
           1,000               LIFE U.S.A. HOLDING, INC..........        13
           6,100               LINCOLN NATIONAL CORP.............       557
           4,600               LOEWS CORP........................       401
             300               - MARKEL CORP.....................        53
           6,141               MBIA, INC.........................       460
           2,000               MERCURY GENERAL CORP..............       129

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              INSURANCE CARRIERS--(continued)
           7,500               MGIC INVESTMENT CORP..............  $    428
           1,500               NAC RE CORP.......................        80
             800               NATIONWIDE FINANCIAL SERVICES, INC
                                (CLASS A)........................        41
           1,800               OHIO CASUALTY CORP................        80
           8,400               OLD REPUBLIC INTERNATIONAL CORP...       246
           2,000               ORION CAPITAL CORP................       112
           7,400               - OXFORD HEALTH PLANS, INC........       113
             512               - PACIFICARE HEALTH SYSTEMS, INC
                                (CLASS A)........................        43
           2,352               - PACIFICARE HEALTH SYSTEMS, INC
                                (CLASS B)........................       208
           5,800               PENNCORP FINANCIAL GROUP, INC.....       119
           6,100               - PHYMATRIX CORP..................        54
           1,400               PMI GROUP, INC....................       103
           5,300               PRESIDENTIAL LIFE CORP............       113
           3,400               PROGRESSIVE CORP..................       479
           3,800               PROTECTIVE LIFE CORP..............       139
           4,200               PROVIDENT COS, INC................       145
           5,200               PROVIDIAN FINANCIAL CORP..........       409
           3,050               REINSURANCE GROUP OF AMERICA,
                                INC..............................       180
           3,400               RELIANCE GROUP HOLDINGS, INC......        60
           5,570               RELIASTAR FINANCIAL CORP..........       267
           8,800               SAFECO CORP.......................       399
           3,400               SELECTIVE INSURANCE GROUP, INC....        76
          15,222               ST. PAUL COS, INC.................       640
          11,250               SUNAMERICA, INC...................       646
           3,300               TIG HOLDINGS, INC.................        76
           8,900               TORCHMARK CORP....................       407
           3,700               TRANSAMERICA CORP.................       426
           1,200               TRANSATLANTIC HOLDINGS, INC.......        93
          77,798               TRAVELERS GROUP, INC..............     4,717
           3,900               TRAVELERS PROPERTY CASUALTY
                                CORP.............................       167
             600               TRENWICK GROUP, INC...............        23
           3,100               - TRIGON HEALTHCARE, INC..........       112
           2,400               - UICI............................        65
           1,800               UNITED WISCONSIN SERVICES, INC....        51
           1,900               UNITRIN, INC......................       132
           8,600               UNUM CORP.........................       477
           1,100               VESTA INSURANCE GROUP, INC........        23
             567               - WELLPOINT HEALTH NETWORKS,
                                INC..............................        42
                                                                   --------
                                                                     32,013
                                                                   --------
                              LEATHER AND LEATHER PRODUCTS--0.05%
           3,165               - FOOTSTAR, INC...................       152
           1,800               - NINE WEST GROUP, INC............        48
             680               - SAMSONITE CORP..................         7
           3,500               STRIDE RITE CORP..................        53
           3,625               WOLVERINE WORLD WIDE, INC.........        79
                                                                   --------
                                                                        339
                                                                   --------
                              LEGAL SERVICES--0.01%
           1,900               - PREPAID LEGAL SERVICES, INC.....        60
                                                                   --------

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------

                              LOCAL AND INTERURBAN PASSENGER
                               TRANSIT--0.03%
           1,000               - GREYHOUND LINES, INC............  $      6
           6,300               VIAD CORP.........................       175
                                                                   --------
                                                                        181
                                                                   --------
                              LUMBER AND WOOD PRODUCTS--0.26%
           3,500               - CHAMPION ENTERPRISES, INC.......       103
           5,206               CLAYTON HOMES, INC................        99
           5,542               DELTIC TIMBER CORP................       139
           5,400               GEORGIA-PACIFIC CORP
                                (PACKAGING GROUP)................       318
           7,100               GEORGIA-PACIFIC CORP
                                (TIMBER GROUP)...................       164
           6,000               LOUISIANA PACIFIC CORP............       110
           2,000               RAYONIER, INC.....................        92
           1,500               UNIVERSAL FOREST PRODUCTS, INC....        25
          12,700               WEYERHAEUSER CO...................       587
           6,200               WILLAMETTE INDUSTRIES, INC........       198
                                                                   --------
                                                                      1,835
                                                                   --------
                              METAL MINING--0.18%
          12,800               BATTLE MOUNTAIN GOLD CO...........        76
           3,000               CLEVELAND CLIFFS, INC.............       161
           3,000               - COEUR D'ALENE MINES CORP........        20
           5,700               CYPRUS AMAX MINERALS CO...........        76
           3,900               FREEPORT-MCMORAN COPPER & GOLD,
                                INC (CLASS A)....................        56
           5,463               FREEPORT-MCMORAN COPPER & GOLD,
                                INC (CLASS B)....................        83
           2,200               - GETCHELL GOLD CORP..............        34
           9,400               - HECLA MINING CO.................        50
           7,800               HOMESTAKE MINING CO...............        81
           8,804               - KINROSS GOLD CORP...............        29
             600               NEWMONT GOLD CO...................        15
          12,096               NEWMONT MINING CORP...............       286
           3,400               PHELPS DODGE CORP.................       194
           3,200               - STILLWATER MINING CO............        87
                                                                   --------
                                                                      1,248
                                                                   --------
                              MISCELLANEOUS MANUFACTURING
                               INDUSTRIES--0.62%
           2,500               ARMSTRONG WORLD INDUSTRIES, INC...       168
           2,150               - BLYTH INDUSTRIES, INC...........        71
           1,900               BRADY (W.H.) CO (CLASS A).........        53
           4,600               CALLAWAY GOLF CO..................        91
           1,900               - ESS TECHNOLOGY..................         9
           2,800               - GALOOB TOYS, INC................        28
           7,200               HASBRO, INC.......................       283
           2,100               - HEXCEL CORP.....................        48
           6,400               INTERNATIONAL GAME TECHNOLOGY
                                CO...............................       155
           2,400               JOSTENS, INC......................        57
           2,300               K2, INC...........................        41
             500               - LYDALL, INC.....................         7
          19,493               MATTEL, INC.......................       825
          28,100               MINNESOTA MINING & MANUFACTURING
                                CO...............................     2,309

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              MISCELLANEOUS MANUFACTURING
                               INDUSTRIES--(continued)
             500               NACCO INDUSTRIES, INC (CLASS A)...  $     65
           2,100               TIFFANY & CO......................       101
           3,500               - WMS INDUSTRIES, INC.............        15
                                                                   --------
                                                                      4,326
                                                                   --------
                              MISCELLANEOUS RETAIL--1.06%
           1,000               - AMAZON.COM, INC.................       100
           3,000               - BARNES & NOBLE, INC.............       112
           4,700               - BORDERS GROUP, INC..............       174
             600               - BRYLANE, INC....................        28
             400               - CDW COMPUTER CENTERS, INC.......        20
          25,542               CVS CORP..........................       995
           1,600               ENESCO GROUP, INC.................        49
           5,000               FINGERHUT COS, INC................       165
           1,000               - GARDEN RIDGE CORP...............        19
           1,000               - GLOBAL DIRECTMAIL CORP..........        13
           1,100               - LANDS END, INC..................        35
           2,500               LONGS DRUG STORES CORP............        72
           1,500               - MICHAELS STORES, INC............        53
           4,800               - MICRO WAREHOUSE, INC............        74
           2,800               - MSC INDUSTRIAL DIRECT CO
                                (CLASS A)........................        80
          10,100               - OFFICE DEPOT, INC...............       319
           8,550               - OFFICEMAX, INC..................       141
           4,000               - PETCO ANIMAL SUPPLIES, INC......        80
           7,200               - PETSMART, INC...................        72
          16,420               RITE AID CORP.....................       617
          24,500               SEARS ROEBUCK & CO................     1,496
          23,500               - SERVICE MERCHANDISE, INC........        37
          16,475               - STAPLES, INC....................       477
           6,800               - SUNGLASS HUT INTERNATIONAL,
                                INC..............................        75
           2,250               - THE SPORTS AUTHORITY, INC.......        34
          18,087               - TOYS R US, INC..................       426
           6,000               - VIKING OFFICE PRODUCTS, INC.....       188
             344               - VITALINK PHARMACY SERVICES,
                                INC..............................         8
          32,900               WALGREEN CO.......................     1,359
           3,200               - ZALE CORP.......................       102
                                                                   --------
                                                                      7,420
                                                                   --------
                              MOTION PICTURES--0.72%
          45,678               DISNEY (WALT) CO..................     4,799
           2,100               - HOLLYWOOD ENTERTAINMENT CORP....        28
           3,400               - KING WORLD PRODUCTIONS, INC.....        87
           1,100               - PIXAR, INC......................        66
           2,700               - SPELLING ENTERTAINMENT GROUP,
                                INC..............................        25
                                                                   --------
                                                                      5,005
                                                                   --------
                              NONDEPOSITORY INSTITUTIONS--2.92%
           1,500               AAMES FINANCIAL CORP..............        21
           1,325               ADVANTA CORP (CLASS A)............        29
          31,500               AMERICAN EXPRESS CO...............     3,591
          16,240               AMERICAN GENERAL CORP.............     1,156
           2,200               - AMERICREDIT CORP................        79
           2,800               - AMRESCO, INC....................        82
           3,700               - ARCADIA FINANCIAL LTD...........        28
          23,058               ASSOCIATES FIRST CAPITAL CORP.....     1,773
           3,300               BENEFICIAL CORP...................       506
             500               CAPITAL ONE FINANCIAL CORP........        62
           2,100               - CITYSCAPE FINANCIAL CORP........         0

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
             300               - CONTIFINANCIAL CORP.............  $      7
           6,925               COUNTRYWIDE CREDIT INDUSTRIES,
                                INC..............................       351
           1,600               - CREDIT ACCEPTANCE CORP..........        14
             500               - DORAL FINANCIAL CORP............         9
          70,800               FEDERAL NATIONAL MORTGAGE
                                ASSOCIATION......................     4,301
           3,400               FINOVA GROUP, INC.................       193
          62,978               FIRST UNION CORP..................     3,668
           1,500               - FIRSTPLUS FINANCIAL GROUP,
                                INC..............................        54
          46,100               FREDDIE MAC.......................     2,170
             300               FUND AMERICAN ENTERPRISES
                                HOLDINGS, INC....................        44
           8,600               GREEN TREE FINANCIAL CORP.........       368
          20,615               HOUSEHOLD INTERNATIONAL, INC......     1,026
           1,000               - IMC MORTGAGE CO.................        11
           2,100               - IMPERIAL CREDIT INDUSTRIES,
                                INC..............................        49
           2,900               - LEUCADIA NATIONAL CORP..........        96
           2,000               - LONG BEACH FINANCIAL CORP.......        22
           6,450               - MERCURY FINANCE CO..............         1
             500               METRIS COS, INC...................        32
           3,325               - OMEGA WORLDWIDE, INC............        25
           1,800               SIRROM CAPITAL CORP...............        47
          10,950               SLM HOLDING CORP..................       537
           2,200               UNITED COS FINANCIAL CORP.........        34
                                                                   --------
                                                                     20,386
                                                                   --------
                              NONMETALLIC MINERALS, EXCEPT
                               FUELS--0.07%
           3,400               CALMAT CO.........................        75
           2,600               JOHNS MANVILLE CORP...............        39
           3,079               MARTIN MARIETTA MATERIALS, INC....       139
             425               POTASH CORP OF SASKATCHEWAN, INC..        32
           2,000               VULCAN MATERIALS CO...............       213
                                                                   --------
                                                                        498
                                                                   --------
                              OIL AND GAS EXTRACTION--3.99%
          64,800               AMOCO CORP........................     2,697
           3,700               ANADARKO PETROLEUM CORP...........       249
           5,200               APACHE CORP.......................       164
           1,200               - ATWOOD OCEANICS, INC............        48
           2,000               - BARNETT RESOURCES CORP..........        75
             900               BELCO OIL & GAS CORP..............         8
           2,800               - BENTON OIL & GAS CO.............        30
           4,400               - BJ SERVICES CO..................       128
             700               BRITISH PETROLEUM CO PLC ADR......        62
           2,600               - BROWN (TOM), INC................        49
          11,245               BURLINGTON RESOURCES, INC.........       484
           4,300               CABOT OIL & GAS CORP (CLASS A)....        86
           2,900               CHESAPEAKE ENERGY CORP............        12
           1,000               - CLIFFS DRILLING CO..............        33
           5,400               COLUMBIA ENERGY GROUP.............       300
           5,800               CONSOLIDATED NATURAL GAS CO.......       341
           3,525               CROSS TIMBERS OIL CO..............        67
           1,500               DEVON ENERGY CORP.................        52
           4,200               DIAMOND OFFSHORE DRILLING, INC....       168
           7,347               - EEX CORP........................        69
           3,400               ENRON OIL & GAS CO................        69
           9,000               ENSCO INTERNATIONAL, INC..........       156
           5,630               - EVI WEATHERFORD, INC............       209

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              OIL AND GAS EXTRACTION--(continued)
         166,600               EXXON CORP........................  $ 11,881
           1,400               - FORCENERGY GAS EXPLORATION,
                                INC..............................        25
           5,700               - FOREST OIL CORP.................        82
           5,000               - GLOBAL INDUSTRIES LTD...........        84
           9,100               - GLOBAL MARINE, INC..............       170
          11,800               - GREY WOLF, INC..................        38
          17,532               HALLIBURTON CO....................       781
           8,600               - HARKEN ENERGY CORP..............        41
           3,300               HELMERICH & PAYNE, INC............        73
           2,000               KCS ENERGY, INC...................        23
           2,800               KERR-MCGEE CORP...................       162
           1,600               - LOUIS DREYFUS NATURAL GAS
                                CORP.............................        30
           3,400               - MARINE DRILLING CO, INC.........        54
           4,900               MITCHELL ENERGY & DEVELOPMENT CORP
                                (CLASS A)........................        98
          52,700               MOBIL CORP........................     4,038
           6,800               - NABORS INDUSTRIES, INC..........       135
           2,100               NEW JERSEY RESOURCES CORP.........        75
           2,800               - NEWFIELD EXPLORATION CO.........        70
           6,000               - NEWPARK RESOURCES, INC..........        67
           7,100               NGC CORP..........................        89
           3,200               NOBLE AFFILIATES, INC.............       122
           7,900               - NOBLE DRILLING CORP.............       190
           1,400               - NUEVO ENERGY CO.................        45
          23,100               OCCIDENTAL PETROLEUM CORP.........       624
           7,366               - OCEAN ENERGY, INC...............       144
           2,000               - OCEANEERING INTERNATIONAL,
                                INC..............................        36
           6,900               - ORYX ENERGY CO..................       153
           4,500               - PARKER DRILLING CO..............        32
           1,900               - PATTERSON ENERGY, INC...........        19
          15,400               PHILLIPS PETROLEUM CO.............       742
           6,700               PIONEER NATURAL RESOURCES CO......       160
           2,600               POGO PRODUCING CO.................        65
           3,300               - POOL ENERGY SERVICES CO.........        49
           3,300               - PRIDE INTERNATIONAL, INC........        56
           5,000               QUESTAR CORP......................        98
          12,938               - R & B FALCON CORP...............       293
           4,700               - ROWAN COS, INC..................        91
             500               - ROYAL DUTCH PETROLEUM CO ADR
                                (N.Y. REGD)......................        27
           2,500               - RUTHERFORD-MORAN OIL CORP.......        50
           6,400               - SANTA FE ENERGY RESOURCES,
                                INC..............................        69
             600               - SCHLUMBERGER LTD................        41
           3,900               - SEAGULL ENERGY CORP.............        65
           3,900               SNYDER OIL CORP...................        78
           2,830               - SWIFT ENERGY CO.................        45
           1,600               - TITAN EXPLORATION, INC..........        14
           6,300               TRANSOCEAN OFFSHORE, INC..........       280
           4,500               - TRANSTEXAS GAS CORP.............        40
           3,200               - TUBOSCOPE, INC..................        63
          15,914               UNION PACIFIC RESOURCES GROUP,
                                INC..............................       279
           1,000               VASTAR RESOURCES, INC.............        44
           1,300               - VERITAS DGC, INC................        65
           2,600               VINTAGE PETROLEUM, INC............        49
           2,600               - WESTERN ATLAS, INC..............       221
                                                                   --------
                                                                     27,921
                                                                   --------

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              PAPER AND ALLIED PRODUCTS--0.91%
           5,000               - AMERICAN PAD & PAPER CO.........  $     23
           6,600               AVERY DENNISON CORP...............       355
           3,200               BEMIS, INC........................       131
           3,400               BOISE CASCADE CORP................       111
           2,300               BOWATER, INC......................       109
           3,600               - BUCKEYE TECHNOLOGIES, INC.......        85
           1,800               CARAUSTAR INDUSTRIES, INC.........        52
           5,900               CHAMPION INTERNATIONAL CORP.......       290
           1,400               CHESAPEAKE CORP...................        55
           3,800               CONSOLIDATED PAPERS, INC..........       104
           4,960               - CROWN VANTAGE, INC..............        52
           2,800               FIRST BRANDS CORP.................        72
           9,325               FORT JAMES CORP...................       415
           2,000               GLATFELTER (P.H.) CO..............        32
          19,714               INTERNATIONAL PAPER CO............       848
           1,400               - JEFFERSON SMURFIT CORP..........        22
          38,100               KIMBERLY-CLARK CORP...............     1,748
           3,400               LONGVIEW FIBRE CO.................        48
           3,000               - MAIL-WELL, INC..................        65
           5,700               MEAD CORP.........................       181
           5,000               - PLAYTEX PRODUCTS, INC...........        80
           1,500               POTLATCH CORP.....................        63
           2,240               SCHWEITZER-MAUDUIT INTERNATIONAL,
                                INC..............................        65
             700               - SHOREWOOD PACKAGING CORP........        11
           6,231               SONOCO PRODUCTS CO................       188
           1,800               ST. JOE CORP......................        49
           5,600               - STONE CONTAINER CORP............        88
           3,400               TEMPLE-INLAND, INC................       183
          10,700               TENNECO, INC......................       407
           4,000               UNION CAMP CORP...................       199
           2,000               WAUSAU-MOSINEE PAPER CORP.........        46
           5,350               WESTVACO CORP.....................       151
           1,000               - ZOLTEK COS, INC.................        20
                                                                   --------
                                                                      6,348
                                                                   --------
                              PERSONAL SERVICES--0.24%
           6,000               BLOCK (H&R), INC..................       253
           4,200               CINTAS CORP.......................       214
           2,600               - EQUITY CORP INTERNATIONAL.......        62
           1,800               G & K SERVICES, INC (CLASS A).....        79
           2,900               NATIONAL SERVICE INDUSTRIES,
                                INC..............................       148
           1,300               REGIS CORP........................        38
          16,200               SERVICE CORP INTERNATIONAL........       695
           5,800               STEWART ENTERPRISES, INC
                                (CLASS A)........................       154
           1,200               - THERMOLASE CORP.................         9
                                                                   --------
                                                                      1,652
                                                                   --------
                              PETROLEUM AND COAL PRODUCTS--1.40%
           5,600               AMERADA HESS CORP.................       304
           3,800               ASHLAND, INC......................       196
          21,600               ATLANTIC RICHFIELD CO.............     1,688
          44,100               CHEVRON CORP......................     3,663
             600               FINA, INC (CLASS A)...............        39
           3,400               LYONDELL PETROCHEMICAL CO.........       103
           2,600               MURPHY OIL CORP...................       132
           2,700               PENNZOIL CO.......................       137
           4,900               QUAKER STATE OIL REFINING CORP....        80

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              PETROLEUM AND COAL
                               PRODUCTS--(continued)
           4,600               SUN CO, INC.......................  $    179
          36,016               TEXACO, INC.......................     2,150
          10,248               TOSCO CORP........................       301
           5,926               ULTRAMAR DIAMOND SHAMROCK CORP....       187
          15,845               UNOCAL CORP.......................       566
           2,400               VALERO ENERGY CORP................        80
             200               WD-40 CO..........................         5
                                                                   --------
                                                                      9,810
                                                                   --------
                              PRIMARY METAL INDUSTRIES--0.58%
           3,200               AK STEEL HOLDINGS CORP............        57
           9,508               ALLEGHENY TELEDYNE, INC...........       217
           1,349               - ALUMAX, INC.....................        63
          10,300               ALUMINUM CO OF AMERICA............       679
           6,300               - ARMCO, INC......................        40
           2,600               ASARCO, INC.......................        58
           1,800               BELDEN, INC.......................        55
           7,800               - BETHLEHEM STEEL CORP............        97
           5,100               BIRMINGHAM STEEL CORP.............        63
           1,950               - CABLE DESIGN TECHNOLOGIES CO....        40
           1,600               CARPENTER TECHNOLOGY CORP.........        80
           2,300               - COMMSCOPE, INC..................        37
           1,300               - ENCORE WIRE CORP................        21
           6,150               ENGELHARD CORP....................       125
           1,000               - ESSEX INTERNATIONAL, INC........        24
           2,550               GENERAL CABLE CORP................        74
           3,600               INLAND STEEL INDUSTRIES, INC......       101
           1,900               INTERMET CORP.....................        34
           2,700               J & L SPECIALTY STEEL, INC........        16
           1,900               - KAISER ALUMINUN CORP............        18
           1,800               - LONE STAR TECHNOLOGIES, INC.....        27
           6,800               LTV CORP..........................        65
           2,600               - MUELLER INDUSTRIES, INC.........        97
           5,200               NUCOR CORP........................       239
           4,100               OREGON STEEL MILLS, INC...........        76
           1,500               PRECISION CAST PARTS CORP.........        80
           4,500               REYNOLDS METALS CO................       252
           2,000               - RMI TITANIUM CO.................        46
           3,600               STANDEX INTERNATIONAL CORP........       107
           2,900               - STEEL DYNAMICS, INC.............        40
           1,600               TEXAS INDUSTRIES, INC.............        85
           1,500               TITANIUM METALS CORP..............        33
          20,000               USX-MARATHON GROUP, INC...........       686
           4,900               USX-US STEEL GROUP, INC...........       162
           1,500               - WOLVERINE TUBE, INC.............        57
           5,100               WORTHINGTON INDUSTRIES, INC.......        77
                                                                   --------
                                                                      4,028
                                                                   --------
                              PRINTING AND PUBLISHING--1.28%
           4,000               AMERICAN GREETINGS CORP
                                (CLASS A)........................       204
           1,300               - APPLIED GRAPHICS TECHNOLOGIES,
                                INC..............................        59
           2,300               BANTA CORP........................        71
           4,800               BELO (A.H.) CORP SERIES A.........       117
             600               - BIG FLOWER HOLDINGS, INC........        18
           2,100               BOWNE & CO, INC...................        95

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
             900               CENTRAL NEWSPAPERS, INC
                                (CLASS A)........................  $     63
           3,900               DELUXE CORP.......................       140
           5,400               DONNELLEY (R.R.) & SONS CO........       247
           3,200               DOW JONES & CO, INC...............       178
           4,200               - FRANKLIN COVEY CO...............        81
          18,800               GANNETT CO, INC...................     1,336
           1,000               - GIBSON GREETINGS, INC...........        25
           2,100               HARLAND (JOHN H.) CO..............        36
           4,400               HARTE-HANKS, INC..................       114
           2,500               HOLLINGER INTERNATIONAL, INC......        43
           2,400               HOUGHTON MIFFLIN CO...............        76
           3,800               - JOURNAL REGISTER CO.............        64
           5,100               KNIGHT-RIDDER, INC................       281
           2,900               LEE ENTERPRISES, INC..............        89
           2,900               x- MARVEL ENTERTAINMENT GROUP,
                                INC..............................         1
           6,000               MCGRAW HILL COS, INC..............       489
             800               MEDIA GENERAL, INC (CLASS A)......        39
           2,800               MEREDITH CORP.....................       131
             600               NEW ENGLAND BUSINESS SERVICES,
                                INC..............................        19
           5,400               NEW YORK TIMES CO (CLASS A).......       428
           7,482               NEWS CORP LTD ADR (LTD-VOTE)......       211
           8,600               - PRIMEDIA, INC...................       117
           4,800               READER'S DIGEST ASSOCIATION, INC
                                (CLASS A) (NON-VOTE).............       130
           3,300               REYNOLDS & REYNOLDS CO (CLASS A)..        60
           1,000               - SCHOLASTIC CORP.................        40
           2,800               SCRIPPS (E.W.) CO (CLASS A).......       153
           1,200               STANDARD REGISTER, INC............        42
          30,600               TIME WARNER, INC..................     2,614
           4,400               TIMES MIRROR CO SERIES A..........       277
           6,100               TRIBUNE CO........................       420
           1,800               - VALASSIS COMMUNICATIONS, INC....        69
           2,400               WALLACE COMPUTER SERVICES, INC....        57
             400               WASHINGTON POST CO (CLASS B)......       230
             813               - WORKFLOW MANAGEMENT, INC........         7
           3,200               - WORLD COLOR PRESS, INC..........       112
                                                                   --------
                                                                      8,983
                                                                   --------
                              RAILROAD TRANSPORTATION--0.51%
          10,740               BURLINGTON NORTHERN SANTA FE
                                CORP.............................     1,055
              50               - CANADIAN NATIONAL RAILWAY CO....         3
          14,700               CSX CORP..........................       669
             400               FLORIDA EAST COAST INDUSTRIES,
                                INC..............................        12
           7,300               KANSAS CITY SOUTHERN INDUSTRIES,
                                INC..............................       362
          25,300               NORFOLK SOUTHERN CORP.............       754
          14,482               UNION PACIFIC CORP................       639
           3,500               - WISCONSIN CENTRAL TRANSIT
                                CORP.............................        77
                                                                   --------
                                                                      3,571
                                                                   --------
                              REAL ESTATE--0.11%
           4,800               - CATELLUS DEVELOPMENT CORP.......        85
           6,140               - ECHELON INTERNATIONAL CORP......       162
           3,200               - FAIRFIELD COMMUNITIES, INC......        61
             600               - INSIGNIA FINANCIAL GROUP, INC...        15

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              REAL ESTATE--(continued)
           4,800               - LNR PROPERTY CORP...............  $    123
           4,000               ROUSE CO..........................       126
             355               - SECURITY CAPITAL GROUP, INC
                                WTS 09/18/98.....................         0
           4,100               WEINGARTEN REALTY INVESTORS,
                                INC..............................       171
                                                                   --------
                                                                        743
                                                                   --------
                              RUBBER AND MISCELLANEOUS PLASTIC
                               PRODUCTS--0.80%
           1,800               BANDAG, INC.......................        70
           2,200               CARLISLE COS, INC.................        95
           4,600               COOPER TIRE & RUBBER CO...........        95
           4,900               FOAMEX INTERNATIONAL, INC.........        85
           1,900               GENCORP, INC......................        48
           4,550               GOODRICH (B.F.) CO................       226
          10,000               GOODYEAR TIRE & RUBBER CO.........       644
           4,800               - GRACE, W.R. & CO................        82
           4,508               MARK IV INDUSTRIES, INC...........        97
          40,300               MONSANTO CO.......................     2,252
           8,600               NIKE, INC (CLASS B)...............       419
           3,600               PREMARK INTERNATIONAL, INC........       116
           5,400               RAYCHEM CORP......................       160
           3,007               - REEBOK INTERNATIONAL LTD........        83
           9,300               RUBBERMAID, INC...................       309
           2,600               - SAFESKIN CORP...................       107
           5,472               - SEALED AIR CORP.................       201
           7,960               SOLUTIA, INC......................       228
           4,800               STANDARD PRODUCTS CO..............       135
             700               TREDEGAR INDUSTRIES, INC..........        59
           2,900               TUPPERWARE CORP...................        82
                                                                   --------
                                                                      5,593
                                                                   --------
                              SECURITY AND COMMODITY
                               BROKERS--1.25%
           9,524               BEAR STEARNS COS, INC.............       542
           1,600               DONALDSON, LUFKIN, & JENRETTE,
                                INC..............................        81
           1,700               EATON VANCE CORP..................        79
           6,350               EDWARDS (A.G.), INC...............       271
           1,400               EVEREN CAPITAL CORP...............        39
          11,200               FRANKLIN RESOURCES, INC...........       605
           1,300               - HAMBRECHT & QUIST GROUP.........        47
           1,400               JEFFERIES GROUP, INC..............        57
           1,733               LEGG MASON, INC...................       100
           7,800               LEHMAN BROTHERS HOLDINGS, INC.....       605
           1,000               MCDONALD & CO INVESTMENTS.........        33
          23,000               MERRILL LYNCH & CO, INC...........     2,122
           2,900               MORGAN KEEGAN, INC................        75
          30,455               MORGAN STANLEY, DEAN WITTER, &
                                CO...............................     2,783
           7,100               PAINE WEBBER GROUP, INC...........       305
           3,400               PIONEER GROUP, INC................        89
           6,800               PRICE (T. ROWE) ASSOCIATES, INC...       255
           2,850               RAYMOND JAMES FINANCIAL CORP......        85
          12,200               SCHWAB (CHARLES) CORP.............       397
             700               SEI INVESTMENT CO.................        43
           4,700               UNITED ASSET MANAGEMENT CORP......       122
                                                                   --------
                                                                      8,735
                                                                   --------

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              SOCIAL SERVICES--0.01%
           2,600               - ALTERNATIVE LIVING SERVICES,
                                INC..............................  $     70
             800               - SUNRISE ASSISTED LIVING, INC....        28
                                                                   --------
                                                                         98
                                                                   --------
                              SPECIAL TRADE CONTRACTORS--0.02%
           2,600               APOGEE ENTERPRISES, INC...........        40
           4,000               GEON CO...........................        92
           3,500               - WESTELL TECHNOLOGIES, INC
                                (CLASS A)........................        32
                                                                   --------
                                                                        164
                                                                   --------
                              STONE, CLAY, AND GLASS
                               PRODUCTS--0.38%
           1,500               - ACX TECHNOLOGIES, INC...........        33
           1,900               CENTEX CONSTRUCTION PRODUCTS,
                                INC..............................        73
          15,400               CORNING, INC......................       535
           3,900               - DAL-TILE INTERNATIONAL, INC.....        38
           1,700               - DEPARTMENT 56, INC..............        60
           2,028               LAFARGE CORP......................        80
           2,400               LIBBEY, INC.......................        92
             400               LONE STAR INDUSTRIES, INC.........        31
           1,500               MEDUSA CORP.......................        94
           2,700               OWENS CORNING CO..................       110
           8,100               - OWENS ILLINOIS, INC.............       362
          11,800               PPG INDUSTRIES, INC...............       821
           1,700               - SOLA INTERNATIONAL, INC.........        56
           1,600               SOUTHDOWN, INC....................       114
           2,800               - USG CORP........................       152
                                                                   --------
                                                                      2,651
                                                                   --------
                              TEXTILE MILL PRODUCTS--0.13%
           1,809               ALBANY INTERNATIONAL CORP
                                (CLASS A)........................        43
           4,500               - BURLINGTON INDUSTRIES, INC......        63
           4,600               GUILFORD MILLS, INC...............        92
           3,400               INTERFACE, INC (CLASS A)..........        69
           3,000               RUDDICK CORP......................        54
           2,500               RUSSELL CORP......................        75
           7,500               SHAW INDUSTRIES, INC..............       132
           1,300               SPRING INDUSTRIES, INC............        60
           1,800               ST. JOHN KNITS, INC...............        70
           3,700               UNIFI, INC........................       127
           4,000               - WESTPOINT STEVENS, INC..........       132
                                                                   --------
                                                                        917
                                                                   --------
                              TOBACCO PRODUCTS--1.03%
          10,900               FORTUNE BRANDS, INC...............       419
           1,600               - GENERAL CIGAR HOLDINGS, INC
                                (CLASS A)........................        16
         165,400               PHILIP MORRIS COS, INC............     6,513
           9,900               UST, INC..........................       267
                                                                   --------
                                                                      7,215
                                                                   --------
                              TRANSPORTATION BY AIR--0.62%
           2,500               - AIRTRAN HOLDINGS, INC...........        19
           1,300               - ALASKA AIR GROUP, INC...........        71
           4,400               - AMERICA WEST HOLDINGS CORP
                                (CLASS B)........................       126
          12,200               - AMR CORP........................     1,016
           1,600               ASA HOLDINGS, INC.................        79
             700               - ATLAS AIR, INC..................        24

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              TRANSPORTATION BY AIR--(continued)
           3,887               COMAIR HOLDINGS, INC..............  $    120
           3,300               - CONTINENTAL AIRLINES, INC
                                (CLASS B)........................       201
           4,800               DELTA AIRLINES, INC...............       620
           1,000               - EAGLE U.S.A. AIRFREIGHT, INC....        35
          10,020               - FDX CORP........................       629
             400               - MIDWEST EXPRESS HOLDINGS, INC...        14
           5,200               - NORTHWEST AIRLINES CORP
                                (CLASS A)........................       201
           2,000               - OFFSHORE LOGISTICS, INC.........        36
           1,800               PITTSTON BAX GROUP................        28
          14,450               SOUTHWEST AIRLINES CO.............       428
           5,400               - U.S. AIRWAYS GROUP, INC.........       428
           3,600               - UAL CORP........................       281
                                                                   --------
                                                                      4,356
                                                                   --------
                              TRANSPORTATION EQUIPMENT--3.31%
           1,000               - AFTERMARKET TECHNOLOGY CORP.....        19
          33,200               ALLIED SIGNAL, INC................     1,473
           4,200               ARCTIC CAT, INC...................        41
           1,300               ARVIN INDUSTRIES, INC.............        47
           6,384               AUTOLIV, INC......................       202
           2,000               - BE AEROSPACE, INC...............        58
          67,854               BOEING CO.........................     3,024
             900               - BREED TECHNOLOGIES, INC.........        14
          37,100               CHRYSLER CORP.....................     2,092
             200               COACHMEN INDUSTRIES, INC..........         5
           6,300               DANA CORP.........................       337
           4,200               DANAHER CORP......................       154
           3,900               ECHLIN, INC.......................       191
           3,500               FEDERAL SIGNAL CORP...............        85
           2,600               FEDERAL-MOGUL CORP................       176
           1,600               FLEETWOOD ENTERPRISES, INC........        64
          76,600               FORD MOTOR CO.....................     4,519
           7,000               GENERAL DYNAMICS CORP.............       326
          48,626               GENERAL MOTORS CORP...............     3,249
           6,900               - GENERAL MOTORS CORP (CLASS H)...       325
           6,600               - GENTEX CORP.....................       120
           4,700               - GULFSTREAM AEROSPACE CORP.......       219
           1,252               - HALTER MARINE GROUP, INC........        19
           9,800               HARLEY DAVIDSON, INC..............       380
           2,440               - HAYES LEMMERZ INTERNATIONAL,
                                INC..............................        97
           7,600               ITT INDUSTRIES, INC...............       284
           4,300               - LEAR CORP.......................       221
          11,196               LOCKHEED MARTIN CORP..............     1,185
           3,066               MERITOR AUTOMOTIVE, INC...........        74
           2,200               MODINE MANUFACTURING CO...........        76
             500               - MOTIVEPOWER INDUSTRIES, INC.....        12
           4,600               - NAVISTAR INTERNATIONAL CORP.....       133
           2,900               NEWPORT NEWS SHIPBUILDING, INC....        78
           3,677               NORTHROP GRUMMAN CORP.............       379
           1,100               - OEA, INC........................        18
           4,200               PACCAR, INC.......................       219
           2,500               POLARIS INDUSTRIES, INC...........        94
           3,300               REGAL-BELOIT CORP.................        94
           1,400               SMITH (A.O.) CORP.................        72
             900               - SPX CORP........................        58
           5,200               SUNDSTRAND CORP...................       298
           1,400               SUPERIOR INDUSTRIES INTERNATIONAL,
                                INC..............................        39

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           2,800               TELEFLEX, INC.....................  $    106
           8,700               TEXTRON, INC......................       624
           7,400               TRW, INC..........................       404
          15,300               UNITED TECHNOLOGIES CORP..........     1,415
           1,400               WABASH NATIONAL CORP..............        36
             700               - WALBRO CORP.....................        10
                                                                   --------
                                                                     23,165
                                                                   --------
                              TRANSPORTATION SERVICES--0.08%
           2,925               AIR EXPRESS INTERNATIONAL CORP....        78
           3,000               AIRBORNE FREIGHT CORP.............       105
           1,100               - COACH U.S.A., INC...............        50
           1,600               EXPEDITORS INTERNATIONAL OF
                                WASHINGTON.......................        70
           2,400               - FRITZ COS, INC..................        32
           3,200               GATX CORP.........................       140
             610               - NAVIGANT INTERNATIONAL, INC.....         5
           2,100               - SABRE GROUP HOLDINGS, INC.......        80
                                                                   --------
                                                                        560
                                                                   --------
                              TRUCKING AND WAREHOUSING--0.09%
           2,500               - AMERICAN FREIGHTWAYS CORP.......        25
           2,900               CNF TRANSPORTATION, INC...........       123
           5,750               - CONSOLIDATED FREIGHTWAYS CORP...        80
           1,000               - COVENANT TRANSPORT, INC
                                (CLASS A)........................        20
           1,400               - HEARTLAND EXPRESS, INC..........        28
           1,800               HUNT (J.B.) TRANSPORT SERVICES,
                                INC..............................        64
           2,200               ROADWAY EXPRESS, INC..............        42
           2,250               - SWIFT TRANSPORTATION CO, INC....        45
           2,100               USFREIGHTWAYS CORP................        69
           3,250               WERNER ENTERPRISES, INC...........        62
           2,700               - YELLOW CORP.....................        50
                                                                   --------
                                                                        608
                                                                   --------
                              WATER TRANSPORTATION--0.07%
           3,300               ALEXANDER & BALDWIN, INC..........        96
           3,000               - KIRBY CORP......................        76
             950               - MARINE TRANSPORT CORP...........         4
           9,500               - OMI CORP........................        76
           2,100               OVERSEAS SHIPHOLDING GROUP, INC...        43
             900               - SEACOR SMIT, INC................        55
           3,800               TIDEWATER, INC....................       125
                                                                   --------
                                                                        475
                                                                   --------
                              WHOLESALE TRADE-DURABLE
                               GOODS--0.32%
           1,800               AAR CORP..........................        53
           6,200               - ARROW ELECTRONICS, INC..........       135
           2,600               AVNET, INC........................       142
           1,500               BRIGGS & STRATTON CORP............        56
           6,250               - BRIGHTPOINT, INC................        91
           1,800               - CELLSTAR CORP...................        23
           1,900               - CHS ELECTRONICS, INC............        34
           3,800               COMMERCIAL METALS CO..............       117
          10,150               GENUINE PARTS CO..................       351
           4,800               GRAINGER (W.W.), INC..............       239
           2,600               - HA-LO INDUSTRIES, INC...........        81
           1,300               - HUGHES SUPPLY, INC..............        48
           2,900               - INGRAM MICRO, INC (CLASS A).....       128
           1,900               - KENT ELECTRONICS CORP...........        35

                       See notes to financial statements.

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
                              WHOLESALE TRADE-DURABLE
                               GOODS--(continued)
           1,900               - MARSHALL INDUSTRIES, INC........  $     52
           3,700               - NATIONAL-OILWELL, INC...........        99
           2,700               - OAK TECHNOLOGY, INC.............        12
           5,500               OWENS & MINOR, INC................        55
           2,850               - PATTERSON DENTAL CO.............       104
           3,900               - QUALCOMM, INC...................       219
             400               - RELIANCE STEEL & ALUMINUM CO....        15
           4,300               - SODAK GAMING, INC...............        27
           3,100               - TECH DATA CORP..................       133
             100               - VWR SCIENTIFIC PRODUCTS CORP....         2
              20               WESCO FINANCIAL CORP..............         8
                                                                   --------
                                                                      2,259
                                                                   --------
                              WHOLESALE TRADE-NONDURABLE
                               GOODS--0.63%
           1,800               - AMERISOURCE HEALTH CORP
                                (CLASS A)........................       118
           3,175               BERGEN BRUNSWIG CORP (CLASS A)....       147
             600               BINDLEY WESTERN INDUSTRIES, INC...        20
             700               - BOISE CASCADE OFFICE PRODUCTS
                                CORP.............................        11
           1,320               - BURLINGTON COAT FACTORY
                                WAREHOUSE CORP...................        30
           7,173               CARDINAL HEALTH, INC..............       672
           2,300               - CENTRAL GARDEN & PET CO.........        72
           8,800               - CORPORATE EXPRESS, INC..........       112
           2,900               DIMON, INC........................        33
          21,461               ENRON CORP........................     1,160
           2,721               FLEMING COS, INC..................        48
           1,533               HERBALIFE INTERNATIONAL, INC
                                (CLASS A)........................        38
           1,566               HERBALIFE INTERNATIONAL, INC
                                (CLASS B)........................        32
             300               HUNT CORP.........................         7
           8,700               IKON OFFICE SOLUTIONS, INC........       127
           4,800               MCKESSON CORP.....................       390
           3,000               - REXALL SUNDOWN, INC.............       106
           3,450               RICHFOOD HOLDINGS, INC............        71

                                                                    VALUE
        SHARES                                                      (000)
 ---------------------                                             --------
           1,500               RUSS BERRIE & CO, INC.............  $     38
             900               - SCHEIN (HENRY), INC.............        42
           1,200               - SUIZA FOODS CORP................        72
           3,900               SUPERVALU, INC....................       173
          22,000               SYSCO CORP........................       564
           2,600               TERRA INDUSTRIES, INC.............        23
           1,525               - U.S. OFFICE PRODUCTS CO.........        30
           5,050               UNISOURCE WORLDWIDE, INC..........        55
           1,700               - UNITED STATIONERS, INC..........       110
           2,600               UNIVERSAL CORP....................        81
                                                                   --------
                                                                      4,382
                                                                   --------
                               TOTAL COMMON STOCK
                               (Cost $466,733)...................   690,742
                                                                   --------
       PRINCIPAL
      ----------
                               SHORT TERM INVESTMENTS--0.39%
                             U.S. GOVERNMENT & AGENCIES--0.39%
      $2,700,000               FEDERAL HOME LOAN BANK
                                5.400 7/1/98.....................     2,700
                                                                   --------
                               TOTAL SHORT TERM INVESTMENTS
                               (Cost $2,700).....................     2,700
                                                                   --------
                               TOTAL PORTFOLIO
                               (Cost $469,561)...................  $693,567
                                                                   ========

---------------
- Non-income producing
x  In bankruptcy
# Restricted securities--Investment in securities not registered under the Securities Act of 1933 or not publicly traded on foreign markets. At June 30, 1998, the value of this security amounted to $6,628 or 0.00% of net assets.

Additional information on the restricted security is as follows:

                                       ACQUISITION  ACQUISITION
                  SECURITY                DATE         COST
       ------------------------------  -----------  -----------
       PHYSICIAN COMPUTER NETWORK,
         INC.........................   06/04/96      $28,018
                                                      -------
                                                      $28,018
                                                      =======

                       See notes to financial statements.


                       TEACHERS INSURANCE AND
                       ANNUITY ASSOCIATION
[TIAA LOGO]            730 Third Avenue                                                   BULK RATE
                       New York, NY 10017-3206                                           US POSTAGE
                                                                                            PAID
                                                                                          TIAA-CREF

[RECYCLE LOGO]
     Printed on recycled paper
      VA-1SAFIN-8/98